As filed with the Securities and Exchange Commission on December 6, 1996.

1933 ACT REGISTRATION NO. 2-54809
1940 ACT REGISTRATION NO. 811-2598
_________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                 Post-Effective Amendment No. 57 ( X )

                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                            Amendment No. 40 ( X )


                        GOLDMAN SACHS MONEY MARKET TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                                4900 Sears Tower
                            Chicago, Illinois 60606
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                  800-621-2550
                        (REGISTRANT'S TELEPHONE NUMBER)

                                                   with a copy to:
Michael J. Richman                            Ernest V. Klein
Goldman Sachs Asset Management                Hale and Dorr
85 Broad Street                               60 State Street
New York, New York  10004                     Boston, Massachusetts  02109

(name and address of agent for service)

It is proposed that this filing will become effective
(check appropriate box)

(   )     immediately upon filing pursuant to paragraph (b) of Rule 485

(   )     on (date) pursuant to paragraph (b) of Rule 485

(   )     60 days after filing pursuant to paragraph (a)(i) of
      Rule 485 or earlier upon acceleration of the effective date by the Commission

(   )     on (date) pursuant to paragraph (a)(i) of Rule 485

( x )     75 days after filing pursuant to paragraph (a)(ii) of
      Rule 485 or earlier upon acceleration of the effective date by the Commission

(   )     on (date) pursuant to paragraph (a)(ii) of Rule 485



Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. On February 28, 1996, Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1995. Registrant continues its election to register an indefinite number of units of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                          GOLDMAN SACHS MONEY MARKET TRUST
                                   FST SHARES
                           OF FINANCIAL SQUARE FUNDS
                  (FINANCIAL SQUARE TREASURY INSTRUMENTS FUND)
                        (FINANCIAL SQUARE FEDERAL FUND)

                             CROSS REFERENCE SHEET
                          Items Required by Form N-1A

ITEM NUMBER IN PART A           PROSPECTUS CAPTION
---------------------           ------------------

1.   Cover Page                 Cover Page

2.   Synopsis                   An Introduction to the Fund;
                                Shareholder and Fund Expenses

3.   Condensed Financial        Not Applicable
     Information

4.   General Description        An Introduction to the
     of Registrant              Fund; Investment Objective and
                                Policies; Description of Securities
                                and Investment Techniques;
                                Investment Limitations;
                                Organization and Shares of the
                                Trust

5.   Management of the Fund     Management; Organization and
                                Shares of the Trust

6.   Capital Stock and          Purchase of Shares; Reports to
     Other Securities           Shareholders; Distributions;
                                Organization and Shares of the
                                Trust

7.   Purchase of Securities     Purchase of Units; Exchanges;
     Being Offered              Net Asset Value

8.   Redemption or Repurchase   Redemption of Shares

9.   Pending Legal Proceedings  Not Applicable

                                STATEMENT OF ADDITIONAL
ITEM NUMBER IN PART B           INFORMATION CAPTION
---------------------           ----------------------

10.  Cover Page                 Cover Page

11.  Table of Contents          Table of Contents

12.  General Information        Organization and Capitalization
     and History

13.  Investment Objectives      Investment Policies and
     and Policies               Practices of the Funds;
                                Investment Restrictions

14.  Management of the Fund     Management

15.  Control Persons and        Management;
     Principal Holders          Organization and Capitalization
     of Securities

16.  Investment Advisory        The Adviser, Distributor and
     and Other Services         Transfer Agent; Portfolio
                                Transactions; Custodian and
                                Subcustodian; Independent
                                Accountants

17.  Brokerage Allocation       Portfolio Transactions

18.  Capital Stock and          Organization and Capitalization
     Other Securities

19.  Purchase, Redemption and   Net Asset Value;
     Pricing of Securities      Shareholder Investment Account;
                                Being Offered  Redemptions

20.  Tax Status                 Tax Information

21.  Underwriters               The Adviser, Administrator,
                                Distributor and Transfer Agent

22.  Calculation of             Calculation of Yield Quotations
     Performance Data

23.  Financial Statements       Financial Statements

                        GOLDMAN SACHS MONEY MARKET TRUST
                           FST ADMINISTRATION SHARES
                           OF FINANCIAL SQUARE FUNDS
                  (FINANCIAL SQUARE TREASURY INSTRUMENTS FUND)
                        (FINANCIAL SQUARE FEDERAL FUND)

                             CROSS REFERENCE SHEET
                          Items Required by Form N-1A


ITEM NUMBER IN PART A           PROSPECTUS CAPTION
---------------------           ------------------

1.   Cover Page                 Cover Page

2.   Synopsis                   An Introduction to the Fund;
                                Shareholder and Fund Expenses

3.   Condensed Financial        Not Applicable
     Information

4.   General Description        An Introduction to the
     of Registrant              Fund; Investment Objective and
                                Policies; Description of
                                Securities and Investment
                                Techniques; Investment
                                Limitations; Organization and
                                Shares of the Trust

5.   Management of the Fund     Fund Management; Organization and
                                Shares of the Trust

6.   Capital Stock and          Purchase of Shares; Reports to
     Other Securities           Shareholders; Distributions;
                                Organization and Shares of the
                                Trust

7.   Purchase of Securities     Purchase of Shares;
                                Exchanges; Net Asset Value

8.   Redemption or Repurchase   Redemption of Shares

9.   Pending Legal Proceedings  Not Applicable

                                STATEMENT OF ADDITIONAL
ITEM NUMBER IN PART B           INFORMATION CAPTION
---------------------           -----------------------

10.  Cover Page                 Cover Page

11.  Table of Contents          Table of Contents

12.  General Information        Organization and Capitalization
     and History

13.  Investment Objectives      Investment Policies and
     and Policies               Practices of the Funds;
                                Investment Restrictions

14.  Management of the Fund     Management

15.  Control Persons and        Management;
     Principal Holders          Organization and Capitalization
                                of Securities

16.  Investment Advisory        The Adviser, Distributor and
                                Administrator and Transfer Agent;
                                Portfolio Transactions; Custodian
                                and Subcustodian; Independent
                                Accountants

17.  Brokerage Allocation       Portfolio Transactions

18.  Capital Stock and          Organization and Capitalization
     Other Securities

19.  Purchase, Redemption and   Net Asset Value;
     Pricing of Securities      Shareholder Investment Account;
     Being Offered              Redemptions

20.  Tax Status                 Tax Information

21.  Underwriters               The Adviser, Administrator,
                                Distributor and Transfer Agent

22.  Calculation of             Calculation of Yield Quotations
     Performance Data

23.  Financial Statements       Financial Statements

                        GOLDMAN SACHS MONEY MARKET TRUST
                        --------------------------------
                               FST SERVICE SHARES
                           OF FINANCIAL SQUARE FUNDS
                  (FINANCIAL SQUARE TREASURY INSTRUMENTS FUND)
                        (FINANCIAL SQUARE FEDERAL FUND)

                             CROSS REFERENCE SHEET
                          Items Required by Form N-1A

ITEM NUMBER IN PART A           PROSPECTUS CAPTION
---------------------           ------------------
1.   Cover Page                 Cover Page

2.   Synopsis                   An Introduction to the Fund;
                                Shareholder and Fund Expenses

3.   Condensed Financial        Not Applicable
     Information

4.   General Description        An Introduction to the
     of Registrant              Fund; Investment Policies;
                                Description of Securities and
                                Investment Techniques; Investment
                                Limitations; Organization and
                                Shares of the Trust

5.   Management of the Fund     Fund Management; Organization and
                                Shares of the Trust

6.   Capital Stock and          Purchase of Shares; Reports to
     Other Securities           Shareholders; Distributions;
                                Organization and Shares of the

                                Trust

7.   Purchase of Securities     Purchase of Shares; Exchanges;
     Being Offered              Net Asset Value

8.   Redemption or Repurchase   Redemption of Shares

9.   Pending Legal Proceedings  Not Applicable

                                STATEMENT OF ADDITIONAL
ITEM NUMBER IN PART B           INFORMATION CAPTION
---------------------           -----------------------

10.  Cover Page                 Cover Page

11.  Table of Contents          Table of Contents

12.  General Information        Organization and Capitalization
     and History

13.  Investment Objectives      Investment Policies and
     and Policies               Practices of the Funds;
                                Investment Restrictions

14.  Management of the Fund     Management

15.  Control Persons and        Management;
     Principal Holders          Organization and Capitalization
                                of Securities

16.  Investment Advisory and    The Adviser, Distributor and
                                Administrator and Transfer Agent;
                                Portfolio Transactions; Custodian
                                and Subcustodian; Independent
                                Accountants

17.  Brokerage Allocation       Portfolio Transactions

18.  Capital Stock and          Organization and Capitalization
     Other Securities

19.  Purchase, Redemption and   Net Asset Value;
     Pricing of Securities      Shareholder Investment Account;
     Being Offered              Redemptions

20.  Tax Status                 Tax Information

21.  Underwriters               The Adviser, Administrator,
                                Distributor and Transfer Agent

22.  Calculation of             Calculation of Yield Quotations
     Performance Data

23.  Financial Statements       Financial Statements

                        GOLDMAN SACHS MONEY MARKET TRUST
                              FST PREFERRED SHARES
                           OF FINANCIAL SQUARE FUNDS
                  (FINANCIAL SQUARE TREASURY INSTRUMENTS FUND)
                        (FINANCIAL SQUARE FEDERAL FUND)

                             CROSS REFERENCE SHEET
                          Items Required by Form N-1A

ITEM NUMBER IN PART A           PROSPECTUS CAPTION
---------------------           ------------------

1.   Cover Page                 Cover Page

2.   Synopsis                   An Introduction to the Fund;
                                Shareholder and Fund Expenses

3.   Condensed Financial        Not Applicable
     Information

4.   General Description        An Introduction to the Fund;
     of Registrant              Investment Policies; Description
                                Securities and Investment
                                Techniques; Investment
                                Limitations; Organization and
                                Shares of the Trust

5.   Management of the Fund     Management; Organization and
                                Shares of the Trust

6.   Capital Stock and          Purchase of Shares; Reports to
     Other Securities           Shareholders; Distributions;
                                Taxes; Administration;
                                Organization and Shares of the
                                Trust

7.   Purchase of Securities     Purchase of Shares; Exchanges;
     Being Offered              Net Asset Value

8.   Redemption or Repurchase   Redemption of Shares

9.   Pending Legal Proceedings  Not Applicable

                                 STATEMENT OF ADDITIONAL
ITEM NUMBER IN PART B            INFORMATION CAPTION
---------------------            ----------------------
10.  Cover Page                  Cover Page

11.  Table of Contents           Table of Contents


12.  General Information         Organization and Capitalization
     and History

13.  Investment Objectives       Investment Policies and
     and Policies                Practices of the Fund;
                                 Investment Limitations


14.  Management of the Fund      Trustees and Officers; the
                                 Adviser, Administrator,
                                 Distributor and Transfer Agent

15.  Control Persons and         Trustees and Officers; the
     Principal Holders of        Adviser, Administrator,
     Securities                  Distributor and Transfer Agent
                                 Organization and Capitalization

16.  Investment Advisory         The Adviser, Administrator,
     Other Services              Distributor and Transfer Agent;
                                 Portfolio Transactions; Custodian
                                 and Subcustodian; Independent
                                 Accountants

17.  Brokerage Allocation        Portfolio Transactions

18.  Capital Stock and           Organization and Capitalization
     Other Securities

19.  Purchase, Redemption and    Net Asset Value;
     Pricing of Securities       Redemptions
     Being Offered

20.  Tax Status                  Tax Information

21.  Underwriters                The Adviser, Administrator,
                                 Distributor and Transfer Agent

22.  Calculation of              Calculation of Yield Quotations
     Performance Data

23.  Financial Statements        Financial Statements

                        GOLDMAN SACHS MONEY MARKET TRUST
                             FINANCIAL SQUARE FUNDS
                  (FINANCIAL SQUARE TREASURY INSTRUMENTS FUND)
                        (FINANCIAL SQUARE FEDERAL FUND)
                                   FST SHARES
                                4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, management investment company (a "mutual fund") which includes the Financial Square Treasury Instruments and Federal Funds (the "Funds"). This Prospectus relates only to the offering of FST Shares of beneficial interest ("FST Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The Treasury Instruments and Federal Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. These Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERN-MENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STA-BLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION...... Goldman Sachs Mutual Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Shares. It should be read and retained for future reference. If you would like more detailed information, the Statement of
Additional Information dated February   , 1997, as amended or supplemented from
time to time, is available upon request without charge by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state.

--------------------------------------------------------------------------------

FST SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is February   , 1997.

                    SHAREHOLDER AND FUND EXPENSES (NOTE 1)
                              FST SHARES (NOTE 2)

                                                            FINANCIAL
                                                             SQUARE    FINANCIAL
                                                            TREASURY    SQUARE
                                                           INSTRUMENTS  FEDERAL
                                                              FUND       FUND
                                                           ----------- ---------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases................    None       None
 Sales Charge Imposed on Reinvested Distributions.........    None       None
 Deferred Sales Load Imposed on Redemptions...............    None       None
 Exchange Fee.............................................    None       None
ANNUAL OPERATING EXPENSES
 (as a percentage of average daily net assets)
 Management Fees (Note 3) (after adjustments).............    0.17%      0.17%
 Other Expenses (Note 3)..................................    0.01%      0.01%
                                                              ----       ----
TOTAL OPERATING EXPENSES (Note 3).........................    0.18%      0.18%
                                                              ====       ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Financial Square Treasury Instruments Fund.......................  $       $
Financial Square Federal Fund....................................  $       $

--------
Notes:
(1) The purpose of this table is to assist investors in understanding the various costs and expenses that an investment in the Funds will bear directly or indirectly. Operating expenses for the Funds are based on estimates of expenses expected to be incurred during the fiscal year ending December 31, 1997. The table and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of each Fund, which may be greater or less than 5%. See "Management."

(2) The information set forth in the foregoing table and example relates only to FST Shares of the Funds. The Funds also offer FST Administration Shares, FST Service Shares and FST Preferred Shares which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the cover page of this Prospectus. See "Organization and Shares of the Funds."

(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed that a portion of its fees will not be imposed, pursuant to applicable contracts. In addition, the Adviser has agreed to reduce or otherwise limit certain expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses), on an annualized basis, to 0.18% of the average daily net assets of such Fund. The Adviser has also agreed that a portion of its fees will not be imposed for the Treasury Instruments Fund and Federal Fund. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the management fees payable by each Fund would be 0.205% of average daily net assets and the estimated annual operating expenses payable by the Treasury Instruments Fund and Federal Fund would be 0. % and 0. %, respectively, of average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the estimated annual operating expenses of the Treasury Instruments Fund and Federal Fund would
    be     and    , respectively, of average daily net assets.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTOR: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    INVESTMENT OBJECTIVES AND POLICIES FOR THE FUNDS: To maximize current in-come to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Obliga-tions and U.S. Government Securities (each as defined herein), respective-ly, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds derived from interest on such obligations are exempt from state income taxation in the investor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF FUND INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY: Not more than ninety days.

  FIRST TIER SECURITIES: The Funds may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  UNRATED SECURITIES: Unrated securities may be purchased only if they are deemed to be of comparable quality to First Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc. Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thompson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                              INVESTMENT POLICIES

                               FINANCIAL SQUARE
                                   TREASURY           FINANCIAL SQUARE
                                 INSTRUMENTS              FEDERAL
                                     FUND                   FUND
------------------------------------------------------------------------

  US Treasury Instruments      []                        []
------------------------------------------------------------------------
  US Government Securities                               []
------------------------------------------------------------------------
                                                         []
                                                    (Does not intend to
  Repurchase Agreements                            invest)
------------------------------------------------------------------------

  Credit Quality            First Tier             First Tier
------------------------------------------------------------------------
                               []                       []
                            Up to 10% of total     Up to 10% of total
                            assets in other        assets in other
  Investment Companies      investment companies   investment companies
------------------------------------------------------------------------

                            Taxable Federal and    Taxable Federal and
                            generally exempt from  generally exempt from
  Summary of Taxation*      state taxation         state taxation
------------------------------------------------------------------------
                                                   Under extraordinary
                                                   circumstances, may
                                                   hold cash, U.S.
                                                   Government Securities
                                                   subject to state
                                                   taxation or cash
  Miscellaneous                                    equivalents

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories and in-vestments.
* See "Taxes" below for an explanation of the tax consequences summarized in the table above.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal, and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Gov-ernment National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Associa-tion), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage As-sociation and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instru-mentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in Treasury Obligations and certain U.S. Government Securities, respectively, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

REPURCHASE AGREEMENTS

  The Federal Fund may only enter into repurchase agreements with primary dealers in U.S. Government Securities. A repurchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or subcustodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, in-cluding accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associ-ated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully con-sider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agree-ments entered into by a Fund will be taxable to its shareholders. In addition, the Federal Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or subcustodian until the settlement date, cash or liquid, high quality debt obligations in an amount sufficient to meet the pur-chase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or for-ward commitment basis with the intention of acquiring securities for its port-folio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund's assets in securities of any one investment company or more than 10% of its as-sets in securities of all investment companies. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Goldman Sachs will not impose a portion of the management fees payable by a Fund (the "Acquiring Fund") with respect to as-sets invested in another money market investment company (the "Acquired Fund") as follows. The amount of the management fees otherwise payable by the Acquir-ing Fund and not imposed by Goldman Sachs will be equal to the amount of man-agement fees indirectly paid by the Acquiring Fund as a shareholder of the Ac-quired Fund. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the Acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  Pursuant to SEC Rule 2a-7 under the Investment Company Act, each Fund may not invest more than 5% of its assets (taken at amortized cost) in the securi-ties of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities). Each Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although a Fund may not make more than one such investment at any time. The Funds may not invest in securities which are Second Tier Securities at the time of purchase. Immediately after the acquisition of any put by a Fund, not more than 5% of such Fund's total assets may be invested in securities issued by or subject to puts from the same issuer. However, this limitation will not apply to the is-suer of unconditional puts if the Fund does not have more than 10% of its to-tal assets invested in securities issued by or subject to unconditional puts from such issuer. The foregoing requirements of Rule 2a-7 are more restrictive than the fundamental policy set forth in the Additional Statement. Purchases of securities which are unrated or rated by only one NRSRO must be approved or ratified by the Trustees.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Ad-ditional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. All investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Re-stricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will carefully monitor each Fund's invest-ments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment prac-tice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser to the Funds. Goldman Sachs reg-istered as an investment adviser in 1981. As of October 30, 1996, Goldman Sachs, together with its affiliates, acted as investment adviser, administra-tor or distributor for approximately $89 billion in assets.

  As of November  , 1996, Goldman Sachs and its consolidated subsidiaries had
assets of approximately $   billion and partners' capital of $   billion and
ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major player among investment banking and brokerage firms providing a broad range of fi-nancing and investing services both in the United States and abroad.

  Pursuant to an SEC order, each Fund, may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under its Investment Advisory Agreement with the Trust, GSAM continually manages the portfolio of each Fund, including the purchase, retention and dis-position of its securities and other assets. In addition, GSAM administers the Funds' business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Board of Trustees and each Fund's invest-ment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                               APPROXIMATE
                                               ANNUAL RATE
                                               -----------
   Financial Square Treasury Instruments Fund      .205%
   Financial Square Federal Fund                   .205%

  GSAM has agreed to reduce or otherwise limit the daily expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, manage-ment fees, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to .01% of the average daily net assets of the Fund. In addition, with respect to the Federal and Treasury Instruments Funds, GSAM has voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit each Fund's annual total operating expenses (excluding fees payable to Service Organiza-tions, as defined herein) to .18% and .18%, respectively, of average daily net assets. GSAM has no current intention to but may in the fu-ture discontinue or modify any of such limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Funds' assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal income tax purposes and intends to continue to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain re-quirements relating to the sources of its income, diversification of its as-sets and distribution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to taxable distributions of a Fund (includ-ing a Fund that also pays exempt-interest dividends, as described below) re-gardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal in-come tax purposes, including any distributions that may constitute a return of capital.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally avail-able to the extent a Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 P.M. New York time) on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion (PSA) recommends that the securities market close early, the Treasury In-struments and Federal Funds will cease, and each other Fund reserves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time the PSA recommends that the securities market close. On days any Fund closes early, purchase and redemption orders received after the PSA recommended closing time will be credited for the next Business Day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permit-ted by the SEC.

  Each Fund's portfolio securities are valued at their amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield and effective yield. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertise-ment). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Funds may each also quote tax-equivalent yield. Each Fund's tax-equiva-lent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's yield or effective yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's yield or effective yield may be in any future period.

  Yield, effective yield and tax-equivalent yield will be calculated sepa-rately for each class of shares in existence. Because each such class of shares is subject to different expenses, the net yield of such classes of a Fund for the same period may differ. See "Organization and Shares of the Funds" below.

                     ORGANIZATION AND SHARES OF THE FUNDS

  The Trust was formed as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1978. It is anticipated that each series of the Trust, including the Federal and Treasury Instruments Funds, will be reor-ganized on April 30, 1997, or as soon thereafter as practicable, into newly established series of a Delaware Business Trust (the "Delaware Trust"). The Trustees of the Trust will also serve as Trustees of the Delaware Trust and the investment objectives, restrictions and policies and fees of the series of the Delaware Trust will be identical to those of the corresponding Fund. The initial shareholder of the Federal and Treasury Instruments Funds has approved the reorganization of such Funds into series of the Delaware Trust. In the event that the shareholders of the other series of the Trust do not approve reorganizations into the Delaware Trust, the Federal and Treasury Instrument Funds may not be reorganized into the Delaware Trust. The Trustees of the Trust are responsible for the overall management and supervision of its af-fairs. The Declaration of Trust of both the Trust and the Delaware Trust au-thorizes the Trustees to classify or reclassify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of each of the Funds, which are: FST Shares, FST Admin-istration Shares, FST Service Shares and FST Preferred Shares. (Institutions that provide services to holders of FST Preferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, units are fully paid and nonassessable by the Trust or the Del-aware Trust. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Shares of a Fund will be voted separately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any investment advisory agreement relating to that Fund and any changes in fundamental investment restrictions or poli-cies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  Neither the Trust nor the Delaware Trust intend to hold annual shareholder meetings, although special meetings may be called for such purposes as elect-ing or removing Trustees, complying with a requirement of the Investment Com-pany Act, or such other purposes as are set forth above. Each of the Trust and the Delaware Trust will facilitate shareholder communication as required and in the manner prescribed by Section 16(c) of the Investment Company Act.

                               PURCHASE OF SHARES

  FST Shares of a Fund may be purchased on any Business Day at the net asset value next determined after receipt of a purchase order in the manner set forth below, and provided that The Northern Trust Company ("Northern"), Chicago, Il-linois, the subcustodian for State Street Bank and Trust Company ("State Street"), receives the purchase price in Federal Funds on the same Business Day. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to Northern.

  Purchases of FST Shares may also be made by delivering a Federal Reserve draft or check payable to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of re-ceipt and that checks will be converted to Federal Funds within two Business Days after receipt. FST Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemption of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Money Market Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the purchase price in Federal Funds. It is expected that ACH transfers will ordinarily be converted to Federal Funds on the Business Day following receipt of the ACH transfer.

  FST Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Shares purchased as follows:

         IF ORDER IS RECEIVED BY
              GOLDMAN SACHS                                            DIVIDENDS BEGIN
         -----------------------                                       ---------------
         By:      3:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      3:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays.

  FST Shares of the Funds are purchased at the net asset value per share with-out the imposition of a sales charge. However, banks, trust companies or other institutions through which investors acquire FST Shares may impose charges in connection with transactions in such Shares.

  Goldman Sachs, as each Fund's transfer agent, will maintain a complete record of transactions and FST Shares held in each shareholder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

  Goldman Sachs may, at its own expense, provide compensation to certain deal-ers whose customers purchase significant amounts of shares of a Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by GSAM as investment adviser to such Fund (after adjustments) and are attributable to shares held by such customers. Such com-pensation will not represent an additional expense to the Fund or its share-holders, since it will be paid from assets of Goldman Sachs or its affiliates.

INITIAL PURCHASES

  The minimum requirement for investing in a Fund is $50 million ($10 million if an investor satisfies the minimum initial investment in any other Fund). The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. Before or immediately after placing an initial purchase order, in-vestors should complete and send to Goldman Sachs the Account Information Form included at the end of this Prospectus.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Shares should be accompanied by information identifying the account and the Fund in which FST Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  FST Shareholders of each Fund will receive an annual report containing au-dited financial statements and a semiannual report. Each FST Shareholder will also be furnished with an individual monthly statement. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any divi-dends and distributions paid by the Funds are also reflected in regular state-ments issued by Goldman Sachs. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. FST Shareholders with inquiries regarding a Fund may call Goldman Sachs at 800-621-2550 (8:00 a.m. to 6:30 p.m. New York time) or write Goldman Sachs at the address shown under "The Distribu-tor and Transfer Agent."

SUB-ACCOUNTING SERVICES

  The Trust has designed special procedures to assist banks and other institu-tional investors desiring to establish multiple accounts (master accounts and their sub-accounts). Sub-accounts may be established with registration by name and/or number. Institutions will not normally be charged for this service un-less otherwise agreed upon. Upon request, master accounts will be provided with a monthly summary report which sets forth in order by account number (or name) the share balance at month end and the monthly income together with the total share balance and monthly income for the master account.

  To assist banks and other institutional investors performing their own sub-accounting, each Fund's daily income per share, calculated to nine decimal places, and its annualized yield are normally available by 4:00 p.m. New York time each day.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time) as a dividend and distributed to FST Shareholders monthly. Distributions will be made in additional FST Shares of the same Fund or, at the election of FST Shareholders, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested.

Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distri-butions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the sub-sequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Shares of each Fund may be exchanged for shares of the corresponding class of any Fund or Portfolio of Goldman Sachs Money Market Trust at the net asset value next determined either by writing to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chi-cago, Illinois 60606 or, if previously elected in the Account Information Form included at the end of this Prospectus, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is be-ing made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unautho-rized or fraudulent exchange requests by telephone, Goldman Sachs employs rea-sonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  FST Shareholders may redeem FST Shares of a Fund without charge upon request on any Business Day at the net asset value next determined after receipt of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, At-tention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. The letter of instruction must specify the number of FST Shares of the particular Fund to be redeemed, the account num-ber, payment instructions and the exact registration on the account. Signa-tures must be guaranteed in accordance with the procedures set forth below, if the proceeds are to be paid to other than pre-established instructions on file with the Fund. An FST Shareholder may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form included at the end of this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs. The payment of redemption proceeds for FST Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the bank account designated on the FST Shareholder's Account Information Form.

----------------------------------------------------------------------------
                                           REDEMPTION
              REDEMPTION REQUEST            PROCEEDS
          RECEIVED BY GOLDMAN SACHS        ORDINARILY         DIVIDENDS
        -----------------------------      ----------    -------------------
          By:    3:00 p.m.-N.Y. time       Wired Same     Not earned on Day
                                            Business     request is received
                                               Day
----------------------------------------------------------------------------
       After:    3:00 p.m.-N.Y. time       Wired Next       Earned on Day
                                            Business     request is received
                                               Day
----------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the bank account designated in the Account In-formation Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of a properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermediaries or the FST Shareholder's bank in the transfer process. If a problem with such performance arises, the FST Shareholder should deal directly with such inter-mediaries or bank.

  An FST Shareholder may change the bank designated to receive redemption pro-ceeds by providing a written notice to Goldman Sachs which has been signed by the FST Shareholder or its authorized representative. This signature must be guaranteed by a bank, a securities broker or dealer, a credit union having au-thority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities associa-tion or a clearing agency, provided that such institution satisfies the stan-dards established by Goldman Sachs. Goldman Sachs may also require additional documentation in connection with a request to change the designated bank.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50 million in a Fund ($10 million if an in-vestor satisfies the minimum initial investment in any other Fund) is required to remain an FST Shareholder. A Fund may redeem all of the FST Shares of any FST Shareholder whose account in that Fund has a net asset value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such shareholders whose FST Shares are being redeemed to al-low them to purchase sufficient additional FST Shares of the Fund to avoid such redemption.

                               ----------------

                                    APPENDIX

                    GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Trust with your correct Social Secu-rity or Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification Section of the Ac-count Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could apply to payments relating to your ac-count prior to the Trust's receipt of your TIN.

  If you have been notified by the IRS that you are subject to backup withhold-ing because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

             GOLDMAN SACHS MUTUAL FUNDS -- ACCOUNT INFORMATION FORM

 This Account Information Form Should be Forwarded Promptly to Goldman, Sachs &
                                      Co.
                 No Redemption Can be Made Prior to Its Receipt

Send to:Goldman Sachs Mutual Funds                   Master No. _______________
                                                           Fund Use Only
        4900 Sears Tower                             Date: ____________________
        Chicago, IL 60606
        1-800-621-2250

Institutional Liquid Assets Portfolios  [_]GS -- Adjustable Rate Government
[_]Prime Obligations Portfolio          Fund
[_]Money Market Portfolio               [_]GS -- Short-Duration Government
[_]Treasury Obligations Portfolio       Fund
[_]Treasury Instruments Portfolio       [_]GS -- Short Duration Tax-Free Fund
[_]Government Portfolio                 [_]GS -- Core Fixed Income Fund
[_]Federal Portfolio                    [_]Other Goldman Sachs Portfolios
[_]Tax-Exempt Diversified Portfolio     Fill in Fund(s): ______________________
[_]Tax-Exempt California Portfolio
[_]Tax-Exempt New York Portfolio
[_]Other
Fill in Fund(s): ______________________

A. ACCOUNT RECORD
--------------------------------------------------------------------------------
--------------------------------------- ---------------------------------------
Name of Account                         Telephone Number
--------------------------------------- U.S. Citizen or
Street or P.O. Box                      Resident? Yes [_]  No [_]
--------------------------------------- If no is checked, fill in country of
City                   State    Zip     tax residence:
--------------------------------------- ---------------------------------------
Attention

B. DIVIDENDS AND DISTRIBUTIONS -- Check appropriate box (see "Dividends" in Prospectus)
--------------------------------------------------------------------------------
Dividends (including net short-term     [_] Cash   [_] Units
 capital gains)                         [_] Cash   [_] Units
Net Long-Term Capital Gains                        [_] Units
 Distributions
Dividends and capital gains reinvested
 in another fund in the Goldman Sachs
 Portfolios (see Prospectus for more
 information)
 Fill in Fund: _______________________
(If no box is checked, dividends and capital gains distributions will be reinvested in the account.)

C. SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER CERTIFICATION
--------------------------------------------------------------------------------
Taxpayer Identification Number: _________________________
Under penalties of perjury, I certify that (1) The number shown on this form is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because I am exempt from backup withholding or I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. See the "Guidelines for Certification of Taxpayer Identification Number on Account Information Form," contained in the Appendix to the accompanying Prospectus.

     -------------------------------    ---------------------------------------
SIGN Signature                          Name (print) and Title (if any)

HERE -------------------------------    ---------------------------------------
     Date

D. OPTIONAL TELEPHONE EXCHANGE (see "Exchange Privilege" in Prospectus)
--------------------------------------------------------------------------------
[_] Goldman, Sachs & Co. is hereby authorized to accept and act upon telephone instructions from the undersigned or any other person for the exchange of units of the Portfolio into any portfolio described in the accompanying Prospectus. The undersigned understands and agrees that neither the applicable Portfolio nor Goldman, Sachs & Co. will be liable for any loss, expense, or cost arising out of any telephone request.
                                                       Continued on reverse side

E. REDEMPTION PLANS -- check one box only (see "Redemption of Units" in Prospectus)
--------------------------------------------------------------------------------
[_] I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions WITHOUT SIGNATURE GUARANTEE, from any person for the redemption of units for the above account provided that the proceeds are transferred to the following bank account(s) only. I understand any changes to the following information must be made in writing to GOLDMAN, SACHS & CO., must contain the appropriate number of signatures listed below and all signatures MUST BE SIGNATURE GUARANTEED. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO., shall be liable for such redemption or for payments made to any unauthorized account.

[_] I have furnished GOLDMAN, SACHS & CO., WITH A SIGNATURE GUARANTEE (see section F). I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions from any person for the redemption of units for the above account provided that the proceeds are transmitted to the following bank account(s) only. Any changes to the following information must be made in writing to GOLDMAN, SACHS & CO., (but without signature guarantee) and contain the appropriate number of signatures listed below. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemptions or for payments made to any unauthorized account.

  Additional documentation may be required for certain accounts.

Please complete the following bank account information and place a line through the unused portion.
Additional instructions may be added as separate pages, if necessary.

Number of Bank Account Destinations completed in Section E of this form: [_]

1) ____________________________________ 3) ____________________________________
 Bank Name            Bank Routing No.    Bank Name            Bank Routing No.
 -------------------------------------    -------------------------------------
 Street Address                           Street Address
 -------------------------------------    -------------------------------------
 City               State    Zip          City               State    Zip
 -------------------------------------    -------------------------------------
 Account Name                Account No.  Account Name                Account
                                                                      No.


2) ____________________________________ 4) ____________________________________
 Bank Name            Bank Routing No.    Bank Name            Bank Routing No.
 -------------------------------------    -------------------------------------
 Street Address                           Street Address
 -------------------------------------    -------------------------------------
 City               State    Zip          City               State    Zip
 -------------------------------------    -------------------------------------
 Account Name                Account No.  Account Name                Account
                                                                      No.

[_] Special Draft (Transfer Agent to Supply)

                                        [_] By Mail

F. SIGNATURE AUTHORIZATION
--------------------------------------------------------------------------------
By the execution of this Account Information Form, the undersigned represents and warrants that it has full right, power and authority to make the investment applied for pursuant to this application and is acting for itself or in some fiduciary capacity in making such investments. THE UNDERSIGNED UNDERSTANDS THAT NON-MONEY MARKET FUNDS DO NOT MAINTAIN A CONSTANT NET ASSET VALUE AND FURTHER THAT A CONSTANT NET ASSET VALUE IN MONEY MARKET FUNDS IS NOT GUARANTEED. AS A RESULT THE UNDERSIGNED MAY EXPERIENCE A LOSS OF PRINCIPAL ON ITS INVESTMENTS. The undersigned affirms that it has received current prospectus for the Portfolios and has renewed the same.

Number of Signatures required to make changes to this form: [_]


     -------------------------------    ---------------------------------------
SIGN
                                        Name (print) and Title (if any)
     Signature
HERE

     -------------------------------    ---------------------------------------

     Signature                          Name (print) and Title (if any)


     -------------------------------    ---------------------------------------

     Date

G. SIGNATURE GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------- Affix Guarantee Stamp Here
Signature Guaranteed By
---------------------------------------
Authorized Signature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET TRUST
FST SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

     TOLL FREE:800-621-2550

                                 ------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
An Introduction to the Funds...............................................   4
Investment Policies........................................................   5
Description of Securities and Investment Techniques........................   5
Investment Limitations.....................................................   7
Management.................................................................   8
Taxes......................................................................   9
Net Asset Value............................................................  10
Yield Information..........................................................  10
Organization and Shares of the Funds.......................................  11
Purchase of Shares.........................................................  12
Reports to Shareholders....................................................  13
Distributions..............................................................  13
Exchanges..................................................................  14
Redemption of Shares.......................................................  14
Appendix................................................................... A-1
Account Information Form

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        GOLDMAN SACHS MONEY MARKET TRUST

                             FINANCIAL SQUARE FUNDS

                   FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

                         FINANCIAL SQUARE FEDERAL FUND

                                   FST SHARES


                                 ------------

                                   PROSPECTUS

                                 ------------

                                   MANAGED BY
                         GOLDMAN SACHS ASSET MANAGEMENT
                        A SEPARATE OPERATING DIVISION OF
                              GOLDMAN, SACHS & CO.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET TRUST
                            FINANCIAL SQUARE FUNDS
                 (FINANCIAL SQUARE TREASURY INSTRUMENTS FUND)
                        (FINANCIAL SQUARE FEDERAL FUND)
                             FST PREFERRED SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, management investment company (a "mutual fund") which includes the Financial Square Treasury Instruments and Federal Funds (the "Funds"). This Prospectus relates only to the offering of FST Preferred Shares of beneficial interest ("FST Preferred Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The Treasury Instruments and Federal Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. These Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION..... Goldman Sachs Mutual Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Preferred Shares. It should be read and retained for future reference. If you would like more detailed information, the
Statement of Additional Information dated February   , 1997, as amended or
supplemented from time to time, is available upon request without charge from institutions ("Service Organizations") that hold, directly or through an agent, FST Preferred Shares for the benefit of their customers, by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state.

-------------------------------------------------------------------------------

FST PREFERRED SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is February   , 1997.

                    SHAREHOLDER AND FUND EXPENSES (NOTE 1)
                         FST PREFERRED SHARES (NOTE 2)

                                              FINANCIAL SQUARE
                                                  TREASURY     FINANCIAL SQUARE
                                                INSTRUMENTS        FEDERAL
                                                    FUND             FUND
                                              ---------------- ----------------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases...       None             None
 Sales Charge Imposed on Reinvested
  Distributions..............................       None             None
 Deferred Sales Load Imposed on Redemptions..       None             None
 Exchange Fee................................       None             None
ANNUAL OPERATING EXPENSES
 (as a percentage of average daily net
  assets)
 Management Fees (Note 3) (after
  adjustments)...............................       0.17%            0.17%
 Other Expenses
  Administration Fees (Note 4)...............       0.10%            0.10%
  Other Expenses (Note 3) (after expense
   limitation)...............................       0.01%            0.01%
                                                    ----             ----
TOTAL OPERATING EXPENSES (Note 3)............       0.28%            0.28%
                                                    ====             ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
     Financial Square Treasury Instruments Fund..................   $       $
     Financial Square Federal Fund...............................   $       $

--------
Notes:

(1) The purpose of this table is to assist investors in understanding the various costs and expenses that an investment in the Funds will bear directly or indirectly. Operating expenses for the Funds are based on estimates of expenses expected to be incurred during the fiscal year ending December 31, 1997. The table and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of each Fund, which may be greater or less than 5%. See "Management."

(2) The information set forth in the foregoing table and example relates only to FST Preferred Shares of the Funds. The Funds also offer FST Shares, FST Administration Shares and FST Service Shares which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the cover page of this Prospectus. See "Organization and Shares of the Funds."

(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed that a portion of its fees will not be imposed, pursuant to applicable contracts. In addition, the Adviser has agreed to reduce or otherwise limit certain expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses), on an annualized basis, to 0.18% of the average daily net assets of such Fund. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the management fees payable by each Fund would be 0.205% of average daily net assets and the estimated amount of other expenses payable by the Treasury Instruments Fund and Federal Fund would be 0. % and 0. %, respectively, of average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the estimated annual operating expenses of the Treasury Instruments Fund and Federal Fund would be 0. % and 0. %, respectively, of average daily net assets.

(4) Service Organizations (other than broker-dealers) may charge other fees to their customers who are beneficial owners of FST Preferred Shares in connection with their customers' accounts. See "Administration." Such fees, if any, may affect the return such customers realize with respect to their investments.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTOR: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    INVESTMENT OBJECTIVES AND POLICIES FOR THE FUNDS: To maximize current in-come to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Obliga-tions and U.S. Government Securities (each as defined herein), respective-ly, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds derived from interest on such obligations are exempt from state income taxation in the investor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF FUND INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY: Not more than ninety days.

  FIRST TIER SECURITIES: The Funds may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  UNRATED SECURITIES: Unrated securities may be purchased only if they are deemed to be of comparable quality to First Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc. Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thompson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                              INVESTMENT POLICIES

                               FINANCIAL SQUARE
                                   TREASURY           FINANCIAL SQUARE
                                 INSTRUMENTS              FEDERAL
                                     FUND                   FUND
------------------------------------------------------------------------

  US Treasury Instruments      []                        []
------------------------------------------------------------------------
  US Government Securities                               []
------------------------------------------------------------------------
                                                         []
                                                    (Does not intend to
  Repurchase Agreements                            invest)
------------------------------------------------------------------------

  Credit Quality            First Tier             First Tier
------------------------------------------------------------------------
                               []                       []
                            Up to 10% of total     Up to 10% of total
                            assets in other        assets in other
  Investment Companies      investment companies   investment companies
------------------------------------------------------------------------

                            Taxable Federal and    Taxable Federal and
                            generally exempt from  generally exempt from
  Summary of Taxation*      state taxation         state taxation
------------------------------------------------------------------------
                                                   Under extraordinary
                                                   circumstances, may
                                                   hold cash, U.S.
                                                   Government Securities
                                                   subject to state
                                                   taxation or cash
  Miscellaneous                                    equivalents

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories and in-vestments.
* See "Taxes" below for an explanation of the tax consequences summarized in the table above.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal, and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Gov-ernment National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Associa-tion), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage As-sociation and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instru-mentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in Treasury Obligations and certain U.S. Government Securities, respectively, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

REPURCHASE AGREEMENTS

  The Federal Fund may only enter into repurchase agreements with primary dealers in U.S. Government Securities. A repurchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or subcustodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, in-cluding accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associ-ated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully con-sider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agree-ments entered into by a Fund will be taxable to its shareholders. In addition, the Federal Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or subcustodian until the settlement date, cash or liquid, high quality debt obligations in an amount sufficient to meet the pur-chase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or for-ward commitment basis with the intention of acquiring securities for its port-folio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund's assets in securities of any one investment company or more than 10% of its as-sets in securities of all investment companies. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Goldman Sachs will not impose a portion of the management fees payable by a Fund (the "Acquiring Fund") with respect to as-sets invested in another money market investment company (the "Acquired Fund") as follows. The amount of the management fees otherwise payable by the Acquir-ing Fund and not imposed by Goldman Sachs will be equal to the amount of man-agement fees indirectly paid by the Acquiring Fund as a shareholder of the Ac-quired Fund. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the Acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  Pursuant to SEC Rule 2a-7 under the Investment Company Act, each Fund may not invest more than 5% of its assets (taken at amortized cost) in the securi-ties of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities). Each Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although a Fund may not make more than one such investment at any time. The Funds may not invest in securities which are Second Tier Securities at the time of purchase. Immediately after the acquisition of any put by a Fund, not more than 5% of such Fund's total assets may be invested in securities issued by or subject to puts from the same issuer. However, this limitation will not apply to the is-suer of unconditional puts if the Fund does not have more than 10% of its to-tal assets invested in securities issued by or subject to unconditional puts from such issuer. The foregoing requirements of Rule 2a-7 are more restrictive than the fundamental policy set forth in the Additional Statement. Purchases of securities which are unrated or rated by only one NRSRO must be approved or ratified by the Trustees.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Ad-ditional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. All investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Re-stricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will carefully monitor each Fund's invest-ments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment prac-tice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser to the Funds. Goldman Sachs reg-istered as an investment adviser in 1981. As of October 30, 1996, Goldman Sachs, together with its affiliates, acted as investment adviser, administra-tor or distributor for approximately $89 billion in assets.

  As of November  , 1996, Goldman Sachs and its consolidated subsidiaries had
assets of approximately $   billion and partners' capital of $   billion and
ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major player among investment banking and brokerage firms providing a broad range of fi-nancing and investing services both in the United States and abroad.

  Pursuant to an SEC order, each Fund, may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under its Investment Advisory Agreement with the Trust, GSAM continually manages the portfolio of each Fund, including the purchase, retention and dis-position of its securities and other assets. In addition, GSAM administers the Funds' business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Board of Trustees and each Fund's invest-ment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                               APPROXIMATE
                                               ANNUAL RATE
                                               -----------
   Financial Square Treasury Instruments Fund      .205%
   Financial Square Federal Fund                   .205%

  GSAM has agreed to reduce or otherwise limit the daily expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, manage-ment fees, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to .01% of the average daily net assets of the Fund. In addition, with respect to the Federal and Treasury Instruments Funds, GSAM has voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit each Fund's annual total operating expenses (excluding fees payable to Service Organiza-tions, as defined herein) to .18% and .18%, respectively, of average daily net assets. GSAM has no current intention to but may in the fu-ture discontinue or modify any of such limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Funds' assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal income tax purposes and intends to continue to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain re-quirements relating to the sources of its income, diversification of its as-sets and distribution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to taxable distributions of a Fund (includ-ing a Fund that also pays exempt-interest dividends, as described below) re-gardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal in-come tax purposes, including any distributions that may constitute a return of capital.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally avail-able to the extent a Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 P.M. New York time) on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion (PSA) recommends that the securities market close early, the Treasury In-struments and Federal Funds will cease, and each other Fund reserves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time the PSA recommends that the securities market close. On days any Fund closes early, purchase and redemption orders received after the PSA recommended closing time will be credited for the next Business Day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permit-ted by the SEC.

  Each Fund's portfolio securities are valued at their amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield and effective yield. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertise-ment). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Funds may each also quote tax-equivalent yield. Each Fund's tax-equiva-lent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's yield or effective yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's yield or effective yield may be in any future period.

  Yield, effective yield and tax-equivalent yield will be calculated sepa-rately for each class of shares in existence. Because each such class of shares is subject to different expenses, the net yield of such classes of a Fund for the same period may differ. See "Organization and Shares of the Funds" below.

                     ORGANIZATION AND SHARES OF THE FUNDS

  The Trust was formed as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1978. It is anticipated that each series of the Trust, including the Federal and Treasury Instruments Funds, will be reor-ganized on April 30, 1997, or as soon thereafter as practicable, into newly established series of a Delaware Business Trust (the "Delaware Trust"). The Trustees of the Trust will also serve as Trustees of the Delaware Trust and the investment objectives, restrictions and policies and fees of the series of the Delaware Trust will be identical to those of the corresponding Fund. The initial shareholder of the Federal and Treasury Instruments Funds has approved the reorganization of such Funds into series of the Delaware Trust. In the event that the shareholders of the other series of the Trust do not approve reorganizations into the Delaware Trust, the Federal and Treasury Instrument Funds may not be reorganized into the Delaware Trust. The Trustees of the Trust are responsible for the overall management and supervision of its af-fairs. The Declaration of Trust of both the Trust and the Delaware Trust au-thorizes the Trustees to classify or reclassify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of each of the Funds, which are: FST Shares, FST Admin-istration Shares, FST Service Shares and FST Preferred Shares. (Institutions that provide services to holders of FST Preferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, units are fully paid and nonassessable by the Trust or the Del-aware Trust. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Shares of a Fund will be voted separately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any investment advisory agreement relating to that Fund and any changes in fundamental investment restrictions or poli-cies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  Neither the Trust nor the Delaware Trust intend to hold annual shareholder meetings, although special meetings may be called for such purposes as elect-ing or removing Trustees, complying with a requirement of the Investment Com-pany Act, or such other purposes as are set forth above. Each of the Trust and the Delaware Trust will facilitate shareholder communication as required and in the manner prescribed by Section 16(c) of the Investment Company Act.

                                ADMINISTRATION

  Each Fund has adopted a Preferred Administration Plan with respect to the FST Preferred Shares which authorizes it to compensate Service Organizations for providing account administration services to their customers who are bene-ficial owners of such Shares. Each Fund will enter into agreements with Serv-ice Organizations which purchase FST Preferred Shares on behalf of their cus-tomers ("Service Agreements"). The Service Agreements will provide for compen-sation to the Service Organization in an amount up to .10 of 1% (on an annualized basis) of the average daily net asset value of the FST Preferred Shares of that Fund attributable to or held in the name of the Service Organi-zation for its customers. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of rec-ord, maintaining account records for its customers and processing orders to purchase, redeem and exchange FST Preferred Shares for its customers.

  Holders of FST Preferred Shares of a Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Preferred Shares in con-nection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund.

  All inquiries of beneficial owners of FST Preferred Shares of the Funds should be directed to such owners' Service Organization.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Preferred Shares will be Service Organizations or their nominees, which may purchase FST Preferred Shares of the Funds through Goldman Sachs. Customers of Service Organizations may invest in such Shares only through their Service Organizations.

  As set forth below, FST Preferred Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase price in Fed-eral Funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as subcustodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Preferred Shares may also be made by a Service Organization by delivering a Federal Reserve draft or check payable to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be converted to Fed-eral Funds within two Business Days after receipt. FST Preferred Shares pur-chased by check may not be redeemed until the check has cleared, as described under "Redemption of Shares".

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Money Market Trust c/o North-ern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the purchase price in Federal Funds. It is expected that ACH transfers will ordinarily be converted to Federal Funds on the Business Day following receipt of the ACH transfer.

-------------------------------------------------------------------------------

  FST Preferred Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Preferred Shares purchased as follows:

       IF ORDER IS RECEIVED FROM A
                 SERVICE
      ORGANIZATION BY GOLDMAN SACHS                                    DIVIDENDS BEGIN
      -----------------------------                                   -----------------
         By:      3:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      3:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and Federal Funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and Federal Funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Preferred Shares of the Funds are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's transfer agent, will maintain a complete record of transactions and FST Pre-ferred Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

  Goldman Sachs may, at its own expense, provide compensation to certain deal-ers whose customers purchase significant amounts of shares of a Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by GSAM as investment adviser to such Fund (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Fund or its shareholders, since it will be paid from assets of Goldman Sachs or its affiliates.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum requirement for investing in a Fund is $50 million ($10 million if an investor satisfies the minimum initial investment in any other Fund). The Trust and Goldman Sachs each reserves the right to waive the minimum in-vestment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Preferred Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such re-quirements and charges. A Service Organization may purchase FST Preferred Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Preferred Shares should be accompanied by in-formation identifying the account in which FST Preferred Shares are to be pur-chased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semiannual report to record holders of FST Preferred Shares of each Fund, including Service Organizations who hold such Shares for the bene-fit of their customers. Upon request, a printed confirmation for each transac-tion will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. The Service Organizations, as record holders of FST Preferred Shares, will be responsible for providing similar services to their own customers who are the beneficial owners of such Shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time) as a dividend and distributed to Service Organizations, as record owners of FST Preferred Shares, monthly. Dis-tributions will be made in additional FST Preferred Shares of the same Fund or, at the election of a Service Organization, in cash. The election to rein-vest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be rein-vested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in ac-cordance with the requirements of the Code and may be reflected in the Fund's daily distributions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distri-butions, a portion of any net capital gains realized on the disposition of se-curities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not ex-pected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Preferred Shares of each Fund may be exchanged by Service Organizations for FST Preferred Shares of any other Financial Square Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be regis-tered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Ex-changes are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Preferred Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization as the record holder of FST Preferred Shares may then redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by tel-ephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the record holder of FST Preferred Shares. The payment of redemption proceeds for FST Preferred Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Preferred Shares.

           REDEMPTION REQUEST            REDEMPTION
        RECEIVED FROM A SERVICE           PROCEEDS
     ORGANIZATION BY GOLDMAN SACHS       ORDINARILY            DIVIDENDS
   ------------------------------------  ----------      ---------------------
      By:     3:00 p.m.-N.Y. time        Wired Same        Not earned on Day
                                          Business        request is received
                                             Day
-------------------------------------------------------------------------------
   After:     3:00 p.m.-N.Y. time        Wired Next          Earned on Day
                                          Business        request is received
                                             Day
-------------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the Service Organization's bank account desig-nated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after re-ceipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been ini-tiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any fur-ther responsibility for the performance of intermediaries or the FST Preferred Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Preferred Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50 million in a Fund ($10 million if an in-vestor satisfies the minimum initial investment in any other Fund) is required to remain an FST Preferred Shareholder. A Fund may redeem all of the FST Pre-ferred Shares of any FST Preferred Shareholder whose account in that Fund has a net asset value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Shareholders whose FST Preferred Shares are being redeemed to allow them to purchase sufficient addi-tional FST Preferred Shares of the Fund to avoid such redemption.

                               ----------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET TRUST
FST PREFERRED SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
An Introduction to the Funds...............................................   4
Investment Policies........................................................   5
Description of Securities and Investment Techniques........................   5
Investment Limitations.....................................................   7
Management.................................................................   8
Taxes......................................................................   9
Net Asset Value............................................................  10
Yield Information..........................................................  10
Organization and Shares of the Funds.......................................  11
Administration.............................................................  12
Purchase of Shares.........................................................  12
Reports to Shareholders....................................................  14
Distributions..............................................................  14
Exchanges..................................................................  14
Redemption of Shares.......................................................  15


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET TRUST
                            FINANCIAL SQUARE FUNDS
                  FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
                         FINANCIAL SQUARE FEDERAL FUND
                             FST PREFERRED SHARES


                                  -----------

                                  PROSPECTUS

                                  -----------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET TRUST
                            FINANCIAL SQUARE FUNDS
                 (FINANCIAL SQUARE TREASURY INSTRUMENTS FUND)
                        (FINANCIAL SQUARE FEDERAL FUND)
                           FST ADMINISTRATION SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, management investment company (a "mutual fund") which includes the Financial Square Treasury Instruments and Federal Funds (the "Funds"). This Prospectus relates only to the offering of FST Administration shares of beneficial interest ("FST Administration Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The Treasury Instruments and Federal Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. These Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
-------------------------------------------------------------------------------
ADDITIONAL INFORMATION
 ................................................................ Goldman Sachs
Mutual Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Administration Shares. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated February , 1997, as amended or supplemented from time to time, is available upon request without charge from institutions ("Service Organizations") that hold, directly or through an agent, FST Administration Shares for the benefit of their customers, by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state.
-------------------------------------------------------------------------------
FST ADMINISTRATION SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is February  , 1997.

                    SHAREHOLDER AND FUND EXPENSES (NOTE 1)
                      FST ADMINISTRATION SHARES (NOTE 2)

                                              FINANCIAL SQUARE
                                                  TREASURY     FINANCIAL SQUARE
                                              INSTRUMENTS FUND   FEDERAL FUND
                                              ---------------- ----------------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases...       None             None
 Sales Charge Imposed on Reinvested
  Distributions..............................       None             None
 Deferred Sales Load Imposed on Redemptions..       None             None
 Exchange Fee................................       None             None
ANNUAL OPERATING EXPENSES
 (as a percentage of average daily
  net assets)
 Management Fees (Note 3) (after
  adjustments)...............................       0.17%            0.17%
 Other Expenses
  Administration Fees (Note 4)...............       0.25%            0.25%
  Other Expenses (Note 3) (after expense
   limitation)...............................       0.01%            0.01%
                                                    ----             ----
TOTAL OPERATING EXPENSES (Note 3)............       0.43%            0.43%
                                                    ====             ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period.

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Financial Square Treasury Instruments Fund.......................   $       $
Financial Square Federal Fund....................................   $       $

--------
Notes:
(1) The purpose of this table is to assist investors in understanding the various costs and expenses that an investment in the Funds will bear directly or indirectly. Operating expenses for the Funds are based on estimates of expenses expected to be incurred during the fiscal year ending December 31, 1997. The table and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of each Fund, which may be greater or less than 5%. See "Management."

(2) The information set forth in the foregoing table and example relates only to FST Administration Shares of the Funds. The Funds also offer FST Shares, FST Service Shares and FST Preferred Shares which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the cover page of this Prospectus. See "Organization and Shares of the Funds."

(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed that a portion of its fees will not be imposed, pursuant to applicable contracts. In addition, the Advisor has agreed to reduce or otherwise limit certain expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses), on an annualized basis, to 0.18% of the average daily net assets of such Fund. The Adviser has also agreed that a portion of its fees will not be imposed for the Treasury Instruments Fund and Federal Fund. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the management fees payable by each Fund would be .205% of average daily net assets and the estimated amount of other expenses payable by the Treasury Instruments
    Fund and Federal Fund would be   % and 0. %, respectively, of average
    daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the estimated annual operating expenses of the Treasury Instruments Fund and Federal Fund, would be 0. %, and 0. %, respectively, of average daily net assets.

(4) Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Administration Shares in connection with their customers' accounts. See "Administration." Such fees, if any, may affect the return such customers realize with respect to their investments.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTOR: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    INVESTMENT OBJECTIVES AND POLICIES FOR THE FUNDS: To maximize current in-come to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Obliga-tions and U.S. Government Securities (each as defined herein), respective-ly, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds derived from interest on such obligations are exempt from state income taxation in the investor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF FUND INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY: Not more than ninety days.

  FIRST TIER SECURITIES: The Funds may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  UNRATED SECURITIES: Unrated securities may be purchased only if they are deemed to be of comparable quality to First Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc. Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thompson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                              INVESTMENT POLICIES

                               FINANCIAL SQUARE
                                   TREASURY           FINANCIAL SQUARE
                                 INSTRUMENTS              FEDERAL
                                     FUND                   FUND
------------------------------------------------------------------------

  US Treasury Instruments      []                        []
------------------------------------------------------------------------
  US Government Securities                               []
------------------------------------------------------------------------
                                                         []
                                                    (Does not intend to
  Repurchase Agreements                            invest)
------------------------------------------------------------------------

  Credit Quality            First Tier             First Tier
------------------------------------------------------------------------
                               []                       []
                            Up to 10% of total     Up to 10% of total
                            assets in other        assets in other
  Investment Companies      investment companies   investment companies
------------------------------------------------------------------------

                            Taxable Federal and    Taxable Federal and
                            generally exempt from  generally exempt from
  Summary of Taxation*      state taxation         state taxation
------------------------------------------------------------------------
                                                   Under extraordinary
                                                   circumstances, may
                                                   hold cash, U.S.
                                                   Government Securities
                                                   subject to state
                                                   taxation or cash
  Miscellaneous                                    equivalents

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories and in-vestments.
* See "Taxes" below for an explanation of the tax consequences summarized in the table above.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal, and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Gov-ernment National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Associa-tion), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage As-sociation and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instru-mentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in Treasury Obligations and certain U.S. Government Securities, respectively, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

REPURCHASE AGREEMENTS

  The Federal Fund may only enter into repurchase agreements with primary dealers in U.S. Government Securities. A repurchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or subcustodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, in-cluding accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associ-ated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully con-sider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agree-ments entered into by a Fund will be taxable to its shareholders. In addition, the Federal Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or subcustodian until the settlement date, cash or liquid, high quality debt obligations in an amount sufficient to meet the pur-chase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or for-ward commitment basis with the intention of acquiring securities for its port-folio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund's assets in securities of any one investment company or more than 10% of its as-sets in securities of all investment companies. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Goldman Sachs will not impose a portion of the management fees payable by a Fund (the "Acquiring Fund") with respect to as-sets invested in another money market investment company (the "Acquired Fund") as follows. The amount of the management fees otherwise payable by the Acquir-ing Fund and not imposed by Goldman Sachs will be equal to the amount of man-agement fees indirectly paid by the Acquiring Fund as a shareholder of the Ac-quired Fund. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the Acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  Pursuant to SEC Rule 2a-7 under the Investment Company Act, each Fund may not invest more than 5% of its assets (taken at amortized cost) in the securi-ties of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities). Each Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although a Fund may not make more than one such investment at any time. The Funds may not invest in securities which are Second Tier Securities at the time of purchase. Immediately after the acquisition of any put by a Fund, not more than 5% of such Fund's total assets may be invested in securities issued by or subject to puts from the same issuer. However, this limitation will not apply to the is-suer of unconditional puts if the Fund does not have more than 10% of its to-tal assets invested in securities issued by or subject to unconditional puts from such issuer. The foregoing requirements of Rule 2a-7 are more restrictive than the fundamental policy set forth in the Additional Statement. Purchases of securities which are unrated or rated by only one NRSRO must be approved or ratified by the Trustees.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Ad-ditional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. All investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Re-stricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will carefully monitor each Fund's invest-ments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment prac-tice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser to the Funds. Goldman Sachs reg-istered as an investment adviser in 1981. As of October 30, 1996, Goldman Sachs, together with its affiliates, acted as investment adviser, administra-tor or distributor for approximately $89 billion in assets.

  As of November  , 1996, Goldman Sachs and its consolidated subsidiaries had
assets of approximately $   billion and partners' capital of $   billion and
ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major player among investment banking and brokerage firms providing a broad range of fi-nancing and investing services both in the United States and abroad.

  Pursuant to an SEC order, each Fund, may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under its Investment Advisory Agreement with the Trust, GSAM continually manages the portfolio of each Fund, including the purchase, retention and dis-position of its securities and other assets. In addition, GSAM administers the Funds' business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Board of Trustees and each Fund's invest-ment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                               APPROXIMATE
                                               ANNUAL RATE
                                               -----------
   Financial Square Treasury Instruments Fund      .205%
   Financial Square Federal Fund                   .205%

  GSAM has agreed to reduce or otherwise limit the daily expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, manage-ment fees, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to .01% of the average daily net assets of the Fund. In addition, with respect to the Federal and Treasury Instruments Funds, GSAM has voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit each Fund's annual total operating expenses (excluding fees payable to Service Organiza-tions, as defined herein) to .18% and .18%, respectively, of average daily net assets. GSAM has no current intention to but may in the fu-ture discontinue or modify any of such limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Funds' assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal income tax purposes and intends to continue to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain re-quirements relating to the sources of its income, diversification of its as-sets and distribution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to taxable distributions of a Fund (includ-ing a Fund that also pays exempt-interest dividends, as described below) re-gardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal in-come tax purposes, including any distributions that may constitute a return of capital.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally avail-able to the extent a Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 P.M. New York time) on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion (PSA) recommends that the securities market close early, the Treasury In-struments and Federal Funds will cease, and each other Fund reserves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time the PSA recommends that the securities market close. On days any Fund closes early, purchase and redemption orders received after the PSA recommended closing time will be credited for the next Business Day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permit-ted by the SEC.

  Each Fund's portfolio securities are valued at their amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield and effective yield. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertise-ment). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Funds may each also quote tax-equivalent yield. Each Fund's tax-equiva-lent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's yield or effective yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's yield or effective yield may be in any future period.

  Yield, effective yield and tax-equivalent yield will be calculated sepa-rately for each class of shares in existence. Because each such class of shares is subject to different expenses, the net yield of such classes of a Fund for the same period may differ. See "Organization and Shares of the Funds" below.

                     ORGANIZATION AND SHARES OF THE FUNDS

  The Trust was formed as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1978. It is anticipated that each series of the Trust, including the Federal and Treasury Instruments Funds, will be reor-ganized on April 30, 1997, or as soon thereafter as practicable, into newly established series of a Delaware Business Trust (the "Delaware Trust"). The Trustees of the Trust will also serve as Trustees of the Delaware Trust and the investment objectives, restrictions and policies and fees of the series of the Delaware Trust will be identical to those of the corresponding Fund. The initial shareholder of the Federal and Treasury Instruments Funds has approved the reorganization of such Funds into series of the Delaware Trust. In the event that the shareholders of the other series of the Trust do not approve reorganizations into the Delaware Trust, the Federal and Treasury Instrument Funds may not be reorganized into the Delaware Trust. The Trustees of the Trust are responsible for the overall management and supervision of its af-fairs. The Declaration of Trust of both the Trust and the Delaware Trust au-thorizes the Trustees to classify or reclassify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of each of the Funds, which are: FST Shares, FST Admin-istration Shares, FST Service Shares and FST Preferred Shares. (Institutions that provide services to holders of FST Preferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, units are fully paid and nonassessable by the Trust or the Del-aware Trust. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Shares of a Fund will be voted separately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any investment advisory agreement relating to that Fund and any changes in fundamental investment restrictions or poli-cies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  Neither the Trust nor the Delaware Trust intend to hold annual shareholder meetings, although special meetings may be called for such purposes as elect-ing or removing Trustees, complying with a requirement of the Investment Com-pany Act, or such other purposes as are set forth above. Each of the Trust and the Delaware Trust will facilitate shareholder communication as required and in the manner prescribed by Section 16(c) of the Investment Company Act.

                                ADMINISTRATION

  Each Fund has adopted an Administration Plan with respect to the FST Admin-istration Shares which authorizes it to compensate Service Organizations for providing account administration services to their customers who are benefi-cial owners of such Shares. Each Fund will enter into agreements with Service Organizations which purchase FST Administration Shares on behalf of their cus-tomers ("Service Agreements"). The Service Agreements will provide for compen-sation to the Service Organization in an amount up to .25 of 1% (on an annualized basis) of the average daily net assets of the FST Administration Shares of that Fund attributable to or held in the name of the Service Organi-zation for its customers. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of rec-ord, maintaining account records for its customers, and processing orders to purchase, redeem and exchange FST Administration Shares for its customers.

  Holders of FST Administration Shares of a Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Administration Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund.

  All inquiries of beneficial owners of FST Administration Shares of the Funds should be directed to such owners' Service Organization.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Administration Shares will be Service Organizations or their nominees, which may purchase FST Administra-tion Shares of the Funds through Goldman Sachs. Customers of Service Organiza-tions may invest in such Shares only through their Service Organizations.

  As set forth below, FST Administration Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase price in Federal Funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chi-cago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to The Northern Trust Company ("Northern"), Chicago, Il-linois, as subcustodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Administration Shares may also be made by a Service Organi-zation by delivering a Federal Reserve draft or check payable to the appropri-ate Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illi-nois 60606. It is expected that Federal Reserve drafts will ordinarily be con-verted to Federal Funds on the day of receipt and that checks will be con-verted to Federal Funds within two Business Days after receipt. FST Adminis-tration Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemption of Shares".

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Money Market Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net as-set value next determined after receipt of both the purchase order and the purchase price in Federal Funds. It is expected that ACH transfers will ordi-narily be converted to Federal Funds on the Business Day following receipt of the ACH transfer.

  FST Administration Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Adminis-tration Shares purchased as follows:

       IF ORDER IS RECEIVED FROM A
                 SERVICE
      ORGANIZATION BY GOLDMAN SACHS                                    DIVIDENDS BEGIN
      --------------------------------                                -----------------
         By:      3:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      3:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and Federal Funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and Federal Funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Administration Shares of the Funds are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Funds's transfer agent, will maintain a complete record of transactions and FST Administration Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

  Goldman Sachs may, at its own expense, provide compensation to certain deal-ers whose customers purchase significant amounts of shares of a Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by GSAM as investment adviser to such Fund (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Fund or its shareholders, since it will be paid from assets of Goldman Sachs or its affiliates.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum requirement for investing in a Fund is $50 million ($10 million if and investor satisfies the minimum initial investment in any other Fund). The Trust and Goldman Sachs each reserves the right to waive the minimum in-vestment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Administration Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges. A Service Organization may purchase FST Admin-istration Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Administration Shares should be accompanied by information identifying the account in which FST Administration Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semiannual report to record holders of FST Administration Shares of each Fund, including Service Organizations who hold such Shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. The Service Organizations, as record holders of FST Administration Shares, will be responsible for providing similar ser-vices to their own customers who are the beneficial owners of such Shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time) as a dividend and distributed to Service Organizations, as record owners of FST Administration Shares, monthly. Distributions will be made in additional FST Administration Shares of the same Fund or, at the election of a Service Organization, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be rein-vested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in ac-cordance with the requirements of the Code and may be reflected in the Fund's daily distributions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distri-butions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed dur-ing the subsequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Administration Shares of each Fund may be exchanged by Service Organiza-tions for shares of the corresponding class of any Fund or Portfolio of Goldman Sachs Money Market Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previ-ously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund from which the ex-change is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to pre-vent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Administration Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization as the record holder of FST Administration Shares may then redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemp-tion request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request redemptions by telephone only if the telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by tel-ephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the record holder of FST Administration Shares. The payment of redemption proceeds for FST Administration Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Administration Shares.

------------------------------------------------------------------------------
           REDEMPTION REQUEST
            RECEIVED FROM A              REDEMPTION
          SERVICE ORGANIZATION            PROCEEDS
            BY GOLDMAN SACHS             ORDINARILY            DIVIDENDS
   ------------------------------------  ----------      ---------------------
      By:     3:00 p.m.-N.Y. time        Wired Same        Not earned on Day
                                          Business        request is received
                                             Day
------------------------------------------------------------------------------
   After:     3:00 p.m.-N.Y. time        Wired Next          Earned on Day
                                          Business        request is received
                                             Day
------------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the Service Organization's bank account desig-nated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after re-ceipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been ini-tiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any fur-ther responsibility for the performance of intermediaries or the FST Adminis-tration Shareholder's Service Organization in the transfer process. If a prob-lem with such performance arises, the FST Administration Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50 million in a Fund ($10 million if an in-vestor satisfies the minimum initial investment in any other Fund) is required to remain an FST Administration Shareholder. A Fund may redeem all of the FST Administration Shares of any FST Administration Shareholder whose account in that Fund has a net asset value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Shareholders whose FST Administration Shares are being redeemed to allow them to purchase sufficient additional FST Administration Shares of the Fund to avoid such redemption.

                               ----------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET TRUST
FST ADMINISTRATION SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
An Introduction to the Funds...............................................   4
Investment Policies........................................................   5
Description of Securities and Investment Techniques........................   5
Investment Limitations.....................................................   7
Management.................................................................   8
Taxes......................................................................   9
Net Asset Value............................................................  10
Yield Information..........................................................  10
Organization and Shares of the Funds.......................................  11
Administration.............................................................  12
Purchase of Shares.........................................................  12
Reports to Shareholders....................................................  14
Distributions..............................................................  14
Exchanges..................................................................  14
Redemption of Shares.......................................................  15



-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET TRUST
                            FINANCIAL SQUARE FUNDS
                  FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
                               FINANCIAL SQUARE
                                 FEDERAL FUND
                           FST ADMINISTRATION SHARES

                                  -----------

                                  PROSPECTUS

                                  -----------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET TRUST
                            FINANCIAL SQUARE FUNDS
                 (FINANCIAL SQUARE TREASURY INSTRUMENTS FUND)
                        (FINANCIAL SQUARE FEDERAL FUND)
                              FST SERVICE SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, management investment company (a "mutual fund") which includes the Financial Square Treasury Instruments and Federal Funds (the "Funds"). This Prospectus relates only to the offering of FST Service shares of beneficial interest ("FST Service Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The Treasury Instruments and Federal Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. These Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION..... Goldman Sachs Mutual Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Service Shares. It should be read and retained for future reference. If you would like more detailed information, the
Statement of Additional Information dated February   , 1997, as amended or
supplemented from time to time, is available upon request without charge from institutions ("Service Organizations") that hold, directly or through an agent, FST Service Shares for the benefit of their customers, by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state.

-------------------------------------------------------------------------------

FST SERVICE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
               The date of this Prospectus is February   , 1997.

                    SHAREHOLDER AND FUND EXPENSES (NOTE 1)
                          FST SERVICE SHARES (NOTE 2)

                                            FINANCIAL SQUARE
                                          TREASURY INSTRUMENTS FINANCIAL SQUARE
                                                  FUND           FEDERAL FUND
                                          -------------------- ----------------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on
  Purchases..............................         None               None
 Sales Charge Imposed on Reinvested
  Distributions..........................         None               None
 Deferred Sales Load Imposed on
  Redemptions............................         None               None
 Exchange Fee............................         None               None
ANNUAL OPERATING EXPENSES
 (as a percentage of average daily net
  assets)
 Management Fees (Note 3) (after
  adjustments)...........................         0.17%              0.17%
 Other Expenses
  Service Fees (Note 4)..................         0.50%              0.50%
  Other Expenses (Note 3) (after expense
   limitation)...........................         0.01%              0.01%
                                                  ----               ----
TOTAL OPERATING EXPENSES (Note 3)........         0.68%              0.68%
                                                  ====               ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
     Financial Square Treasury Instruments Fund.................. $ --    $ --
     Financial Square Federal Fund............................... $ --    $ --

--------
Notes:

(1) The purpose of this table is to assist investors in understanding the various costs and expenses that an investment in the Funds will bear directly or indirectly. Operating expenses for the Funds are based on estimates of expenses expected to be incurred during the fiscal year ending December 31, 1997. The table and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of each Fund, which may be greater or less than 5%. See "Management". Investors should be aware that, due to the service fees, a long-term shareholder in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

(2) The information set forth in the foregoing table and example relates only to FST Service Shares of the Funds. The Funds also offer FST Shares, FST Administration Shares and FST Preferred Shares which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the cover page of this Prospectus. See "Organization and Shares of the Funds."

(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed that a portion of its fees will not be imposed, pursuant to applicable contracts. In addition, the Adviser has agreed to reduce or otherwise limit certain expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses), on an annualized basis, to 0.18% of the average daily net assets of such Fund. The Adviser has also agreed that a portion of its fees will not be imposed for the Treasury Instruments Fund and Federal Fund. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the management fees payable by each Fund would be 0.205% of average daily net assets and the estimated amount of other expenses payable by the Treasury Instruments Fund and Federal Fund would be 0.--% and 0.--%, respectively, of average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the estimated annual operating expenses of the Treasury Instruments Fund and Federal Fund would be 0.--% and 0.--%, respectively, of average daily net assets.

(4) Service Organizations (other than broker-dealers) may charge other fees to their customers who are beneficial owners of FST Service Shares in connection with their customers' accounts. See "Additional Services." Such fees, if any, may affect the return such customers realize with respect to their investments.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTOR: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    INVESTMENT OBJECTIVES AND POLICIES FOR THE FUNDS: To maximize current in-come to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Obliga-tions and U.S. Government Securities (each as defined herein), respective-ly, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds derived from interest on such obligations are exempt from state income taxation in the investor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF FUND INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY: Not more than ninety days.

  FIRST TIER SECURITIES: The Funds may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  UNRATED SECURITIES: Unrated securities may be purchased only if they are deemed to be of comparable quality to First Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc. Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thompson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                              INVESTMENT POLICIES

                               FINANCIAL SQUARE
                                   TREASURY           FINANCIAL SQUARE
                                 INSTRUMENTS              FEDERAL
                                     FUND                   FUND
------------------------------------------------------------------------

  US Treasury Instruments      []                        []
------------------------------------------------------------------------
  US Government Securities                               []
------------------------------------------------------------------------
                                                         []
                                                    (Does not intend to
  Repurchase Agreements                            invest)
------------------------------------------------------------------------

  Credit Quality            First Tier             First Tier
------------------------------------------------------------------------
                               []                       []
                            Up to 10% of total     Up to 10% of total
                            assets in other        assets in other
  Investment Companies      investment companies   investment companies
------------------------------------------------------------------------

                            Taxable Federal and    Taxable Federal and
                            generally exempt from  generally exempt from
  Summary of Taxation*      state taxation         state taxation
------------------------------------------------------------------------
                                                   Under extraordinary
                                                   circumstances, may
                                                   hold cash, U.S.
                                                   Government Securities
                                                   subject to state
                                                   taxation or cash
  Miscellaneous                                    equivalents

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories and in-vestments.
* See "Taxes" below for an explanation of the tax consequences summarized in the table above.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal, and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Gov-ernment National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Associa-tion), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage As-sociation and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instru-mentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in Treasury Obligations and certain U.S. Government Securities, respectively, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

REPURCHASE AGREEMENTS

  The Federal Fund may only enter into repurchase agreements with primary dealers in U.S. Government Securities. A repurchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or subcustodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, in-cluding accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associ-ated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully con-sider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agree-ments entered into by a Fund will be taxable to its shareholders. In addition, the Federal Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or subcustodian until the settlement date, cash or liquid, high quality debt obligations in an amount sufficient to meet the pur-chase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or for-ward commitment basis with the intention of acquiring securities for its port-folio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund's assets in securities of any one investment company or more than 10% of its as-sets in securities of all investment companies. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Goldman Sachs will not impose a portion of the management fees payable by a Fund (the "Acquiring Fund") with respect to as-sets invested in another money market investment company (the "Acquired Fund") as follows. The amount of the management fees otherwise payable by the Acquir-ing Fund and not imposed by Goldman Sachs will be equal to the amount of man-agement fees indirectly paid by the Acquiring Fund as a shareholder of the Ac-quired Fund. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the Acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  Pursuant to SEC Rule 2a-7 under the Investment Company Act, each Fund may not invest more than 5% of its assets (taken at amortized cost) in the securi-ties of any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities). Each Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although a Fund may not make more than one such investment at any time. The Funds may not invest in securities which are Second Tier Securities at the time of purchase. Immediately after the acquisition of any put by a Fund, not more than 5% of such Fund's total assets may be invested in securities issued by or subject to puts from the same issuer. However, this limitation will not apply to the is-suer of unconditional puts if the Fund does not have more than 10% of its to-tal assets invested in securities issued by or subject to unconditional puts from such issuer. The foregoing requirements of Rule 2a-7 are more restrictive than the fundamental policy set forth in the Additional Statement. Purchases of securities which are unrated or rated by only one NRSRO must be approved or ratified by the Trustees.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Ad-ditional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. All investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Re-stricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will carefully monitor each Fund's invest-ments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment prac-tice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser to the Funds. Goldman Sachs reg-istered as an investment adviser in 1981. As of October 30, 1996, Goldman Sachs, together with its affiliates, acted as investment adviser, administra-tor or distributor for approximately $89 billion in assets.

  As of November  , 1996, Goldman Sachs and its consolidated subsidiaries had
assets of approximately $   billion and partners' capital of $   billion and
ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major player among investment banking and brokerage firms providing a broad range of fi-nancing and investing services both in the United States and abroad.

  Pursuant to an SEC order, each Fund, may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under its Investment Advisory Agreement with the Trust, GSAM continually manages the portfolio of each Fund, including the purchase, retention and dis-position of its securities and other assets. In addition, GSAM administers the Funds' business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Board of Trustees and each Fund's invest-ment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                               APPROXIMATE
                                               ANNUAL RATE
                                               -----------
   Financial Square Treasury Instruments Fund      .205%
   Financial Square Federal Fund                   .205%

  GSAM has agreed to reduce or otherwise limit the daily expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, manage-ment fees, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to .01% of the average daily net assets of the Fund. In addition, with respect to the Federal and Treasury Instruments Funds, GSAM has voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit each Fund's annual total operating expenses (excluding fees payable to Service Organiza-tions, as defined herein) to .18% and .18%, respectively, of average daily net assets. GSAM has no current intention to but may in the fu-ture discontinue or modify any of such limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Funds' assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal income tax purposes and intends to continue to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain re-quirements relating to the sources of its income, diversification of its as-sets and distribution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to taxable distributions of a Fund (includ-ing a Fund that also pays exempt-interest dividends, as described below) re-gardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal in-come tax purposes, including any distributions that may constitute a return of capital.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally avail-able to the extent a Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 P.M. New York time) on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion (PSA) recommends that the securities market close early, the Treasury In-struments and Federal Funds will cease, and each other Fund reserves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time the PSA recommends that the securities market close. On days any Fund closes early, purchase and redemption orders received after the PSA recommended closing time will be credited for the next Business Day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permit-ted by the SEC.

  Each Fund's portfolio securities are valued at their amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield and effective yield. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertise-ment). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Funds may each also quote tax-equivalent yield. Each Fund's tax-equiva-lent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's yield or effective yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's yield or effective yield may be in any future period.

  Yield, effective yield and tax-equivalent yield will be calculated sepa-rately for each class of shares in existence. Because each such class of shares is subject to different expenses, the net yield of such classes of a Fund for the same period may differ. See "Organization and Shares of the Funds" below.

                     ORGANIZATION AND SHARES OF THE FUNDS

  The Trust was formed as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1978. It is anticipated that each series of the Trust, including the Federal and Treasury Instruments Funds, will be reor-ganized on April 30, 1997, or as soon thereafter as practicable, into newly established series of a Delaware Business Trust (the "Delaware Trust"). The Trustees of the Trust will also serve as Trustees of the Delaware Trust and the investment objectives, restrictions and policies and fees of the series of the Delaware Trust will be identical to those of the corresponding Fund. The initial shareholder of the Federal and Treasury Instruments Funds has approved the reorganization of such Funds into series of the Delaware Trust. In the event that the shareholders of the other series of the Trust do not approve reorganizations into the Delaware Trust, the Federal and Treasury Instrument Funds may not be reorganized into the Delaware Trust. The Trustees of the Trust are responsible for the overall management and supervision of its af-fairs. The Declaration of Trust of both the Trust and the Delaware Trust au-thorizes the Trustees to classify or reclassify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of each of the Funds, which are: FST Shares, FST Admin-istration Shares, FST Service Shares and FST Preferred Shares. (Institutions that provide services to holders of FST Preferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, units are fully paid and nonassessable by the Trust or the Del-aware Trust. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Shares of a Fund will be voted separately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any investment advisory agreement relating to that Fund and any changes in fundamental investment restrictions or poli-cies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  Neither the Trust nor the Delaware Trust intend to hold annual shareholder meetings, although special meetings may be called for such purposes as elect-ing or removing Trustees, complying with a requirement of the Investment Com-pany Act, or such other purposes as are set forth above. Each of the Trust and the Delaware Trust will facilitate shareholder communication as required and in the manner prescribed by Section 16(c) of the Investment Company Act.

                              ADDITIONAL SERVICES

  Each Fund has adopted a Service Plan with respect to the FST Service Shares which authorizes it to compensate Service Organizations for providing account administration and personal and account maintenance services to their custom-ers who are beneficial owners of such Shares. Each Fund will enter into agree-ments with Service Organizations which purchase FST Service Shares, on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .50 of 1% (on an annualized basis) of the average daily net assets of the FST Service Shares of that Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and ac-count maintenance services shall not exceed .25% of such average daily net as-sets. The services provided by a Service Organization may include acting, di-rectly or through an agent, as the sole shareholder of record, maintaining ac-count records for its customers, processing orders to purchase, redeem and ex-change FST Service Shares for its customers, responding to inquiries from pro-spective and existing shareholders and assisting customers with investment procedures.

  Holders of FST Service Shares of a Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other ex-penses which are directly attributable to such Shares.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Service Shares in connec-tion with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund.

  All inquiries of beneficial owners of FST Service Shares of the Funds should be directed to such owners' Service Organization.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Service Shares will be Service Organizations or their nominees, which may purchase FST Service Shares of the Funds through Goldman Sachs. Customers of Service Organizations may in-vest in such Shares only through their Service Organizations.

  As set forth below, FST Service Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase price in Fed-eral Funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as subcustodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Service Shares may also be made by a Service Organization by delivering a Federal Reserve draft or check payable to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be converted to Fed-eral Funds within two Business Days after receipt. FST Service Shares pur-chased by check may not be redeemed until the check has cleared, as described under "Redemption of Shares".

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Money Market Trust c/o North-
ern, as subcustodian for State Street. Purchase orders
are effected at the net asset value next determined after receipt of both the purchase order and the purchase price in Federal Funds. It is expected that
ACH transfers will ordinarily be converted to Federal Funds on the Business
Day following receipt of the ACH transfer.
-------------------------------------------------------------------------------

  FST Service Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Service Shares purchased as follows:

       IF ORDER IS RECEIVED FROM A
                 SERVICE
      ORGANIZATION BY GOLDMAN SACHS                                    DIVIDENDS BEGIN
      -----------------------------                                   -----------------
         By:      3:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      3:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and Federal Funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and Federal Funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Service Shares of the Funds are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's transfer agent, will maintain a complete record of transactions and FST Serv-ice Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

  Goldman Sachs may, at its own expense, provide compensation to certain deal-ers whose customers purchase significant amounts of shares of a Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 25% of the annual fees that are earned by GSAM as investment adviser to such Fund (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Fund or its shareholders, since it will be paid from assets of Goldman Sachs or its affiliates.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum requirement for investing in a Fund is $50 million ($10 million if an investor satisfies the minimum initial investment in any other Fund). The Trust and Goldman Sachs each reserves the right to waive the minimum in-vestment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Service Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Or-ganization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such re-quirements and charges. A Service Organization may purchase FST Service Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Service Shares should be accompanied by infor-mation identifying the account in which FST Service Shares are to be pur-chased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semiannual report to record holders of FST Service Shares of each Fund, including Service Organizations who hold such Shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. The Service Organizations, as record holders of FST Service Shares, will be responsible for providing similar services to their own customers who are the beneficial owners of such Shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time) as a dividend and distributed to Service Organizations, as record owners of FST Service Shares, monthly. Dis-tributions will be made in additional FST Service Shares of the same Fund or, at the election of a Service Organization, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Serv-ice Organization at any time upon written notice to Goldman Sachs. If no elec-tion is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distri-butions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the sub-sequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Service Shares of each Fund may be exchanged by Service Organizations for shares of the corresponding class of any Fund or Portfolio of Goldman Sachs Money Market Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is be-ing made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unautho-rized or fraudulent exchange requests by telephone, Goldman Sachs employs rea-sonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Service Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization as the record holder of FST Service Shares may then redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Money Market Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by tel-ephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the record holder of FST Service Shares. The payment of redemption proceeds for FST Serv-ice Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Service Shares.

           REDEMPTION REQUEST            REDEMPTION
        RECEIVED FROM A SERVICE           PROCEEDS
     ORGANIZATION BY GOLDMAN SACHS       ORDINARILY            DIVIDENDS
   ------------------------------------  ----------      ---------------------
      By:     3:00 p.m.-N.Y. time        Wired Same        Not earned on Day
                                          Business        request is received
                                             Day
--------------------------------------------------------------------------------
   After:     3:00 p.m.-N.Y. time        Wired Next          Earned on Day
                                          Business        request is received
                                             Day
--------------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effect by any means to be wired as Federal Funds to the Service Organization's bank account desig-nated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after re-ceipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been ini-tiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any fur-ther responsibility for the performance of intermediaries or the FST Service Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Service Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50 million in a Fund ($10 million if an in-vestor satisfies the minimum initial investment in any other Fund) is required to remain an FST Service Shareholder. A Fund may redeem all of the FST Service Shares of any FST Service Shareholder whose account in that Fund has a net as-set value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Shareholders whose FST Service Shares are being redeemed to allow them to purchase sufficient additional FST Service Shares of the Fund to avoid such redemption.

                               ----------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET TRUST
FST SERVICE SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
An Introduction to the Funds...............................................   4
Investment Policies........................................................   5
Description of Securities and Investment Techniques........................   5
Investment Limitations.....................................................   7
Management.................................................................   8
Taxes......................................................................   9
Net Asset Value............................................................  10
Yield Information..........................................................  10
Organization and Shares of the Funds.......................................  11
Additional Services........................................................  12
Purchase of Shares.........................................................  12
Reports to Shareholders....................................................  14
Distributions..............................................................  14
Exchanges..................................................................  14
Redemption of Shares.......................................................  15


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET TRUST
                            FINANCIAL SQUARE FUNDS
                  FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
                         FINANCIAL SQUARE FEDERAL FUND
                              FST SERVICE SHARES

                                  -----------

                                  PROSPECTUS

                                  -----------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                        GOLDMAN SACHS MONEY MARKET TRUST
                             FINANCIAL SQUARE FUNDS
                                4900 Sears Tower
                            Chicago, Illinois 60606

--------------------------------------------------------------------------------

            STATEMENT OF ADDITIONAL INFORMATION -- FEBRUARY __, 1997
                                   FST SHARES

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Shares of the Financial Square Treasury Instruments Fund ("Treasury Instruments Fund") and Financial Square Federal Fund ("Federal Fund") (individually, a "Fund" and collectively the "Funds").

Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser. Goldman Sachs serves as distributor and transfer agent to the Funds.

The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. MFG is part of GSAM. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help with questions concerning their accounts. During business hours, shareholders can call their AA through a toll-free number to place purchase or redemption orders or to obtain Fund account information. The AA can also answer inquiries about rates of return and portfolio composition/holdings, and guide shareholders through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows shareholders to purchase and redeem shares and also obtain Fund and account information directly.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to FST Shares dated February __, 1997, as amended and supplemented from time to time. A copy of the Prospectus may be obtained without charge by calling Goldman, Sachs & Co. at 800-621-2550 or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                        Page in
                                      Statement of
                                       Additional
                                       Information
                                     --------------

Investment Policies and
Practices of the Funds

Investment Limitations

Trustees and Officers

The Adviser, Distributor and
Transfer Agent

Portfolio Transactions

Net Asset Value

Redemptions

Calculation of Yield Quotations

Tax Information

Organization and Capitalization

Custodian and Subcustodian

Independent Accountants

Appendix A (Description of
Securities Ratings). . . . . . . .   A-1

                        GOLDMAN SACHS MONEY MARKET TRUST
                             FINANCIAL SQUARE FUNDS
                                4900 Sears Tower
                            Chicago, Illinois 60606

--------------------------------------------------------------------------------

            STATEMENT OF ADDITIONAL INFORMATION -- FEBRUARY __, 1997
                           FST ADMINISTRATION SHARES

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Administration Shares of the Financial Square Treasury Instruments Fund ("Treasury Instruments Fund") and Financial Square Federal Fund ("Federal Fund") (individually, a "Fund" and collectively the "Funds").

Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser. Goldman Sachs serves as distributor and transfer agent to the Funds.

The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. MFG is part of GSAM. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, Service Organizations, as defined below, will be assigned an Account Administrator ("AA"), who is ready to help with questions concerning their accounts. During business hours, Service Organizations can call their AA through a toll-free number to place purchase or redemption orders or to obtain Fund account information. The AA can also answer inquiries about rates of return and portfolio composition/holdings, and guide Service Organizations through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows Service Organizations to purchase and redeem shares and also obtain Fund and account information directly.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to FST Administration Shares dated February __, 1997, as amended and supplemented from time to time. A copy of the Prospectus may be obtained without charge from institutions ("Service

Organizations") that hold, directly or through an agent, FST Administration Shares for the benefit of their customers, or by calling Goldman, Sachs & Co. at 800-621-2550 or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                       Page in
                                     Statement of
                                      Additional
                                      Information
                                    --------------

Investment Policies and
Practices of the Funds

Investment Limitations

Trustees and Officers

The Adviser, Distributor and
Transfer Agent

Portfolio Transactions

Net Asset Value

Redemptions

Calculation of Yield Quotations

Tax Information

Organization and Capitalization

Custodian and Subcustodian

Independent Accountants

Administration Plan

Appendix A (Description of
Securities Ratings). . . . . . . .   A-1

                        GOLDMAN SACHS MONEY MARKET TRUST
                             FINANCIAL SQUARE FUNDS
                                4900 Sears Tower
                            Chicago, Illinois 60606

--------------------------------------------------------------------------------

            STATEMENT OF ADDITIONAL INFORMATION -- FEBRUARY __, 1997
                               FST SERVICE SHARES

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Service Shares of the Financial Square Treasury Instruments Fund ("Treasury Instruments Fund") and Financial Square Federal Fund ("Federal Fund") (individually, a "Fund" and collectively the "Funds").

Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser. Goldman Sachs serves as distributor and transfer agent to the Funds.

The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. MFG is part of GSAM. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, Service Organizations, as defined below, will be assigned an Account Administrator ("AA"), who is ready to help with questions concerning their accounts. During business hours, Service Organizations can call their AA through a toll-free number to place purchase or redemption orders or to obtain Fund account information. The AA can also answer inquiries about rates of return and portfolio composition/holdings, and guide Service Organizations through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows Service Organizations to purchase and redeem shares and also obtain Fund and account information directly.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to FST Service Shares dated February __, 1997, as amended and supplemented from time to time. A copy of the Prospectus may be obtained without charge from institutions ("Service

Organizations") that hold, directly or through an agent, FST Service Shares for the benefit of their customers, or by calling Goldman, Sachs & Co. at 800-621-2550 or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                        Page in
                                      Statement of
                                       Additional
                                       Information
                                     --------------

Investment Policies and
Practices of the Funds

Investment Limitations

Trustees and Officers

The Adviser, Distributor and
Transfer Agent

Portfolio Transactions

Net Asset Value

Redemptions

Calculation of Yield Quotations

Tax Information

Organization and Capitalization

Custodian and Subcustodian

Independent Accountants

Service Plan

Appendix A (Description of
Securities Ratings). . . . . . . .   A-1

                        GOLDMAN SACHS MONEY MARKET TRUST
                             FINANCIAL SQUARE FUNDS
                                4900 Sears Tower
                            Chicago, Illinois 60606

--------------------------------------------------------------------------------

            STATEMENT OF ADDITIONAL INFORMATION -- FEBRUARY __, 1997
                              FST PREFERRED SHARES

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust (the "Trust") is a no-load, open-end, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Preferred Shares of the Financial Square Treasury Instruments Fund ("Treasury Instruments Fund") and Financial Square Federal Fund ("Federal Fund") (individually, a "Fund" and collectively the "Funds").

Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser. Goldman Sachs serves as distributor and transfer agent to the Funds.

The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. MFG is part of GSAM. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, Service Organizations, as defined below, will be assigned an Account Administrator ("AA"), who is ready to help with questions concerning their accounts. During business hours, Service Organizations can call their AA through a toll-free number to place purchase or redemption orders or to obtain Fund account information. The AA can also answer inquiries about rates of return and portfolio composition/holdings, and guide Service Organizations through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows Service Organizations to purchase and redeem shares and also obtain Fund and account information directly.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to FST Preferred Shares dated February __, 1997, as amended and supplemented from time to time. A copy of the Prospectus may be obtained without charge from institutions ("Service Organizations") that hold, directly or through an agent, FST Preferred Shares for the benefit of their customers, or by calling Goldman, Sachs & Co. at 800-621-2550 or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                        Page in
                                      Statement of
                                       Additional
                                       Information
                                     --------------

Investment Policies and
Practices of the Funds

Investment Limitations

Trustees and Officers

The Adviser, Distributor and
Transfer Agent

Portfolio Transactions

Net Asset Value

Redemptions

Calculation of Yield Quotations

Tax Information

Organization and Capitalization

Custodian and Subcustodian

Independent Accountants

Preferred Administration Plan

Appendix A (Description of
Securities Ratings). . . . . . . .   A-1

                       INVESTMENT POLICIES AND PRACTICES
                                  OF THE FUNDS


     The following discussion elaborates on the description of each Fund's investment policies and practices contained in the Prospectus:

U.S. GOVERNMENT SECURITIES

     Each Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.


REPURCHASE AGREEMENTS

     The Federal Fund may only enter into repurchase agreements with primary dealers in U.S. Government Securities. A repurchase agreement is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government security or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.

     Custody of the Obligation will be maintained by the Fund's custodian or subcustodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

     Repurchase agreements pose certain risks for all entities, including the Fund, that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Fund seeks to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

     For purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and for federal income tax purposes, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.

     If in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that the Fund does not have a perfected security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Fund utilizes custodians and subcustodians that the Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Adviser analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

     Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fundmay encounter delay and incur costs before
being able to sell the security.   Such a delay may involve loss of interest or
a decline in price of the Obligation.

     Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

     Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

     In addition, the Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

     Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

     A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions, distributions from which would be taxable to its shareholders. For purposes of determining a Fund's average dollar weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

     When a Fund purchases securities on a when-issued or forward commitment basis, the Fund's custodian or subcustodian will maintain in a segregated account cash or liquid, high quality debt securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities subject to such commitment, the custodian or subcustodian will hold the portfoliosecurities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

VARIABLE AMOUNT MASTER DEMAND NOTES

     The Federal Fund may purchase variable amount master demand notes. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Variable amount master demand notes are direct lending arrangements between the lender and borrower and are not generally transferable, nor are they ordinarily rated. The Fund may invest in them only if the Adviser believes that the notes are of comparable quality to the other obligations in which the Fund may invest.

VARIABLE RATE AND FLOATING RATE DEMAND INSTRUMENTS

     The Federal Fund may purchase debt securities that possess a floating or variable interest rate adjustment formula. These instruments permit the Fund to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

     The terms of the variable or floating rate demand instruments that the Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days' notice. Others, such as instruments with quarterly or semiannual interest rate adjustments, may be put back to the issuer on designated days on not more than thirty days' notice. Still others are automatically called by the issuer unless the Fund instructs otherwise. The Trust, on behalf of the Fund, intends to exercise the demand only (1) upon a default under the terms of the debt security, (2) as needed to provide liquidity to the Fund, (3) to maintain the respective quality standards of the Fund's investment portfolio, or (4) to attain a more optimal portfolio structure. The Fund will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. Accordingly, any variable or floating rate demand instrument must satisfy the Fund's credit criteria with respect to both its long-term and short-term ratings, except that where credit support is provided, the Fund may rely solely on short-term ratings of the variable or floating rate demand instrument, i.e., the right to sell. To be eligible for purchase by the Fund, a variable or floating rate demand instrument which is unrated must have high quality characteristics similar to other obligations in which the Fund may invest. The Adviser may determine that an unrated variable or floating rate demand instrument meets the Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Fund.

     The maturity of the variable or floating rate demand instruments held by the Fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The acquisition of variable or floating rate demand notes for the Fund must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation. The Funds will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Fund's investments in such instruments will be subject to the limitation on illiquid investments.

RESTRICTED AND OTHER ILLIQUID SECURITIES

     A Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of the value of its net assets in securities which are illiquid, which includes fixed time deposits and repurchase agreements maturing in more than seven days that cannot be traded on a secondary market and restricted securities, unless, in the case of restricted securities, the Trust's Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

                                 INVESTMENT LIMITATIONS

     The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of that Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund, with the exception of borrowings permitted by Investment Restriction (3).

     Accordingly, the Trust may not on behalf of any Fund:

     (1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Investment Company Act.

     (2) purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and each Fund reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

     (3) borrow money, except (a) the Fund may borrow from banks (as defined in the Act) in amounts up to 331/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Fund may purchase securities on margin to the extent permitted by applicable law.

     (4) mortgage, pledge or hypothecate any assets except to secure permitted borrowings.

     (5) make loans, except (a) through the purchase of debt obligations in accordance with each Fund investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

     (6) act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with a Fund investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting.

     (7) purchase, hold or deal in real estate (including real estate limited partnerships) or oil, gas or mineral leases, or commodities or commodity contracts, although a Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

     (8) issue senior securities to the extent such issuance would violate applicable law.



     In addition to the fundamental policies mentioned above, the Funds have also adopted certain non-fundamental investment restrictions, which may be changed by the Funds' Investment Adviser without approval by the shareholders, subject to the supervision of the Board of Trustees. Under the non-fundamental investment restrictions, a Fund may not:

     (a) make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Fund currently do not intend to engage in short sales, except short sales "against the box."

     (b) purchase additional securities if the Fund's borrowings exceed 5% of its total assets.

     Pursuant to SEC Rule 2a-7, the Federal and Treasury Instruments Funds may not invest more than 5% of their total assets in the securities of any one issuer (except U.S. Government securities or repurchase agreements collateralized by such securities). A Fund may, however, invest more than 5% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although such Fund may not make more than one such investment at any time. Each Fund may only purchase "First Tier Securities" as defined below. Securities which are rated in the highest short-term rating category by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), or, if only one NRSRO has assigned a rating by that NRSRO, are "First Tier Securities". Securities rated in the top two short-term rating categories by at least two major rating agencies, or if only one NRSRO has assigned a rating, by that NRSRO, but which are not First Tier Securities are "Second Tier Securities." Immediately after the acquisition of any put by the Treasury Instruments or Federal Fund, not more than 5% of such Fund's total assets may be invested in securities issued by or subject to puts from the same issuer. However, this limitation will not apply to the issuer of unconditional puts if the Fund does not have more than 10% of its total assets invested in securities issued by or subject to unconditional puts from such issuer. NRSROs include Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of their rating categories, see Appendix A.

     "Value" for the purposes of all investment restrictions shall mean the value used in determining a Fund's net asset value. "U.S. Government securities" shall mean securities issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities.


                             TRUSTEES AND OFFICERS

     Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Investment Company Act are indicated by an asterisk.

NAME, AGE               POSITIONS      PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST       DURING PAST 5 YEARS
-----------            ------------  ---------------------------
Ashok N. Bakhru, 54    Chariman      Executive Vice President-
1325 Avenue of the     and Trustee   Finance & Administration &
 Americas                            Chief Financial Officer,
New York, NY 10019                   Coty, Inc. (since April
                                     1996); President, ABN
                                     Associates(since June
                                     1994) Retired. Senior Vice
                                     President of Scott Paper
                                     Company; Director of
                                     Arkwright-Mutual Insurance
                                     Company; Trustee of
                                     International House of
                                     Philadelphia; Member of
                                     Cornell University
                                     Council; Trustee of the
                                     Walnut Street Theater.



*David B. Ford, 51     Trustee       General Partner, Goldman
One New York Plaza                   Sachs, since 1986;
New York, NY  10004                  Chairman and Chief
                                     Executive Officer, Goldman
                                     Sachs Asset Management
                                     (since December 1994).

*Alan A. Shuch, 47     Trustee       Director and Vice
One New York Plaza                   President of Goldman Sachs
New York, NY  10004                  Funds Management, Inc.
                                     (from April 1990 to
                                     November 1994); President
                                     and Chief Operating
                                     Officer, GSAM (from
                                     September 1988 to November
                                     1994); Limited Partner,
                                     Goldman Sachs (since
                                     December 1994).



NAME, AGE                 POSITIONS     PRINCIPAL OCCUPATION(S)
AND ADDRESS               WITH TRUST      DURING PAST 5 YEARS
-----------               ----------  ---------------------------
Jackson W. Smart, 66      Trustee     Chairman and Chief
One Northfield Plaza                  Executive Officer, MSP
#218                                  Communications, Inc. (a
Chicago, IL  60093                    company engaged in radio
                                      broadcasting since
                                      November 1988).  Director,
                                      Federal Express
                                      Corporation and North
                                      American Private Equity
                                      Group (a venture capital
                                      fund).



William H. Springer,67    Trustee     Vice Chairman of Ameritech
701 Morningside Drive                 (a telecommunications
Lake Forest, IL 60045                 holding company; February
                                      1987 to retirement in
                                      August 1992); Vice
                                      Chairman, Chief Financial
                                      and Administrative
                                      Officer, prior thereto;
                                      Director, American
                                      Information Technologies
                                      Corporation; Director,
                                      Walgreen Co. (a retail
                                      drug store business); and
                                      Baker, Fentress & Co. (a
                                      closed-end, non-
                                      diversified management
                                      investment company) (April
                                      1992 to present).



Richard P. Strubel,57     Trustee     Managing Director, Tandem
70 West Madison St.                   Partners, Inc. (since
Suite 1400                            1990); President and Chief
Chicago, IL 60602                     Executive Officer,
                                      Microdot, Inc. (a
                                      diversified manufacturer
                                      of fastening systems and
                                      connectors) (January 1984
                                      to October 1994).



*Douglas Grip, 35         President   Vice President, Goldman
One New York Plaza                    Sachs (since May 1996);
New York, NY  10004                   formerly, President, MFS
                                      Retirement Services Inc.,
                                      of Massachusetts Financial
                                      Services (prior thereto).

NAME, AGE                 POSITIONS   PRINCIPAL OCCUPATION(S)
AND ADDRESS               WITH TRUST  DURING PAST 5 YEARS
-----------               ----------  ---------------------------
*Scott Gilman,  37        Treasurer   Director, Mutual Funds
One New York Plaza                    Administration, Goldman
New York, NY 10004                    Sachs Asset Management
                                      (since April 1994);
                                      Assistant Treasurer,
                                      Goldman Sachs Fund
                                      Management, Inc. (since
                                      March 1993); and Vice
                                      President, Goldman Sachs
                                      (since March 1990).


*John M. Perlowski, 32    Assistant   Vice President, Goldman
One New York Plaza        Treasurer   Sachs (since July 1995);
New York, NY 10004                    Director, Investors Bank
                                      and Trust (November 1993
                                      to July 1995); Audit
                                      Manager of Arthur Andersen
                                      LLP (prior thereto).


*Pauline Taylor, 50       Vice        Vice President of Goldman
4900 Sears Tower          President   Sachs (since June 1992);
Chicago, IL  60606                    Consultant (1989 to June
                                      1992).


*John W. Mosior, 58       Vice        Vice President, Goldman
4900 Sears Tower          President   Sachs and Manager of
Chicago, IL  60606                    Shareholder Services for
                                      GSAM Funds Group.


*Nancy L. Mucker, 47      Vice        Vice President, Goldman
4900 Sears Tower          President   Sachs and Manager of
Chicago, IL  60606                    Shareholder Services for
                                      GSAM Funds Group.


*Michael J. Richman,36    Secretary   Vice President and
85 Broad Street                       Assistant General Counsel
New York, NY 10004                    of Goldman Sachs (since
                                      June 1992); Associate
                                      General Counsel, Goldman
                                      Sachs Asset Management,
                                      Counsel to the Funds
                                      Group, GSAM (since June
                                      1992); Partner, Hale and
                                      Dorr (September 1991 to
                                      June 1992).

NAME, AGE                 POSITIONS     PRINCIPAL OCCUPATION(S)
AND ADDRESS               WITH TRUST      DURING PAST 5 YEARS
-----------               ----------  ---------------------------
*Howard B. Surloff, 31    Assistant   Vice President and
85 Broad Street           Secretary   Assistant General Counsel,
New York, NY  10004                   Goldman Sachs(since
                                      November 1993 and May
                                      1994, respectively);
                                      Counsel to the Funds
                                      Group, Goldman Sachs Asset
                                      Management (since November
                                      1993); Associate of
                                      Shereff Friedman, Hoffman
                                      & Goodman (prior thereto).


*Steven E.                Assistant   Legal Products Analyst,
 Hartstein, 33            Secretary   Goldman Sachs (June 1993
85 Broad Street                       to present); Funds
New York, NY  10004                   Compliance Officer,
                                      Citibank Global Asset
                                      Management (August 1991 to
                                      June 1993); Legal
                                      Assistant, Brown & Wood
                                      (prior thereto).



*Deborah Robinson,25      Assistant   Administrative Assistant,
85 Broad Street           Secretary   Goldman Sachs since
New York, NY  10004                   January 1994. Formerly at
                                      Cleary, Gottlieb, Steen
                                      and Hamilton.


*Kaysie P. Uniacke, 36    Assistant   Vice President and
One New York Plaza        Secretary   Portfolio Manager, Goldman
New York, NY  10004                   Sachs Asset Management
                                      (since 1988).


*Elizabeth D.             Assistant   Junior Portfolio Manager,
 Alexander, 27            Secretary   Goldman Sachs Asset
One New York Plaza                    Management (since 1993);
New York, NY  10004                   Formerly Compliance
                                      Analyst, Prudential
                                      Insurance (1991-1993).

     Each interested Trustee and officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of November 15, 1996, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each of the Funds.

     The Trust pays each of its Trustees, other than those who are "interested persons" of Goldman Sachs a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the one-year ended December 31, 1995:

                                        Pension or            Total
                                        Retirement        Compensation
                                         Benefits         from Goldman
                          Aggregate     Accrued as        Sachs Mutual
                          Compensation    Part of             Funds
                          from the        Trust's           (including
Name of Trustee           Trust          Expenses          the Trust)*
---------------           -------        --------          ----------
Paul C. Nagel, Jr.**          $73,478       $0               $101,000

Ashok N. Bakhru               $44,378       $0               $ 61,000

Marcia L. Beck                $     0       $0               $      0

David B. Ford                 $     0       $0               $      0

Alan A. Shuch                 $     0       $0               $      0

Jackson W. Smart              $44,378       $0               $ 61,000

William H. Springer           $44,378       $0               $ 61,000

Richard P. Strubel            $44,378       $0               $ 61,000


______________

     * The Goldman Sachs Mutual Funds consisted of 29 mutual funds, including the fourteen series of the Trust, on December 31, 1995.

     **   Retired as of June 30, 1996.

                          THE ADVISER, DISTRIBUTOR AND
                                 TRANSFER AGENT

THE ADVISER

     GSAM, a separate operating division of Goldman Sachs, acts as the investment adviser to the Funds. Under the Advisory Agreement between Goldman Sachs and the Trust on behalf of the Funds, GSAM, subject to the supervision of the Board of Trustees of the Trust and in conformity with the stated policies of each Fund, acts as investment adviser and directs the investments of the Funds. In addition, GSAM administers the Funds' business affairs and, in connection therewith, furnishes the Trust with office facilities and (to the extent not provided by the Trust's custodian, transfer agent, or other organizations) clerical recordkeeping and bookkeeping services and maintains the financial and account records required to be maintained by the Trust. As compensation for these services and for assuming expenses related thereto, the Trust pays GSAM a fee, computed daily and paid monthly at an annual rate of .205% of each Fund's average daily net assets. GSAM has agreed to reduce or otherwise limit the daily expenses (excluding fees paid to Service Organizations, advisory fees, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) of each Fund, on an annualized basis, to .01% of the average daily net assets of that Fund. The amount of such reductions or limits, if any, will be calculated monthly and will be based on the cumulative difference between a Fund's estimated annualized expense ratio and the expense limit for that Fund. This amount shall be reduced by any prior payments related to the current fiscal year. GSAM has also voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit the Federal and Treasury Instruments Funds' annual total operating expenses to (excluding fees of Service Organizations) .18% and .18%, respectively of average daily net assets.

     The Trust, on behalf of each Fund, is responsible for all expenses other than those expressly borne by GSAM under the Funds' Advisory Agreement. The expenses borne by Shares of each Fund include, without limitation, the fees payable to GSAM, the fees and expenses of the Trust's custodian, fees and expenses of the Trust's transfer agent, filing fees for the registration or qualification of Shares under federal or state securities laws, expenses of the organization of the Trust, taxes (including income and excise taxes, if any), interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal and auditing and tax fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices, the printing and distribution of the same to Shareholders and regulatory authorities, compensation and expenses of its "non-interested" Trustees, and extraordinary expenses incurred by the Trust.

     The Advisory Agreement for each Fund was approved by the Board of Trustees, including the "non-interested" Trustees, on January 28, 1997. Each Advisory Agreement will remain in effect until June 30, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by a vote of a majority of the outstanding voting securities of the particular Fund, as defined in the Investment Company Act, and, in either case, by a majority of "non-interested" Trustees.

     Goldman Sachs has authorized any of its directors, partners, officers and employees who have been elected or appointed as a Trustee or officer of the Trust to serve in the capacities in which he or she has been elected and appointed.

     Each Fund may use any name derived from the name "Goldman Sachs" only so long as its Advisory Agreement remains in effect. Each Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated with respect to any particular Fund without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that Fund on 60 days' written notice to GSAM or by GSAM without penalty at any time on 60 days' written notice to the Trust.

THE DISTRIBUTOR AND TRANSFER AGENT

     Goldman Sachs acts as principal underwriter and distributor of each Fund's shares. The Distribution Agreement between Goldman Sachs and the Trust was most recently approved by the Trustees on April 26, 1996. Goldman Sachs also serves as the Funds' transfer agent. Goldman Sachs provides customary transfer agency services to the Funds, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. Goldman Sachs is not entitled to receive a transfer agency fee from each Fund.

     Goldman Sachs is one of the largest international investment banking firms in the United States. Founded in 1869, Goldman Sachs is a major investment banking and brokerage firm providing a broad range of financing and investment services both in the United States and abroad. As of November 30, 1995, Goldman Sachs and its consolidated subsidiaries had assets of approximately $70.7 billion and partners' capital of $1.9 billion. Goldman Sachs became registered as an investment adviser in 1981. As of October 30, 1996, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $89 billion in total assets.

                             PORTFOLIO TRANSACTIONS

     GSAM places the portfolio transactions of the Funds and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

     Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Funds buy, hold or sell. An order has been granted by the SEC under the Investment Company Act which permits the Funds to deal with Goldman Sachs in transactions in certain taxable securities in which Goldman Sachs acts as principal. As a result, the Funds may trade with Goldman Sachs as principal subject to the terms and conditions of such exemption.

     Under the Investment Company Act, the Funds are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under such Act. The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust's assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs' active role in the underwriting of debt securities, a Fund's ability to purchase debt securities in the primary market may from time to time be limited.

     In certain instances there may be securities which are suitable for more than one Fund as well as for one or more of the other clients of GSAM. Investment decisions for each Fund and for GSAM's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Each Fund believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

                                NET ASSET VALUE

     The net asset value per share of each Fund is determined by the Funds' custodian as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays. Such holidays include: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

     Each Fund's securities are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Board of Trustees has determined to be in the best interest of the Funds and their shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During such periods, the yield to an investor in a Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of a Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

     The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund by the Trustees, at such intervals as they deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per share based on amortized cost, as well as review of methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00 the Trustees have the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends. Each Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on such Fund's shares.

     In order to continue to use the amortized cost method of valuation each Fund's investments, including repurchase agreements, must be U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are at the time of acquisition rated by the requisite number of nationally recognized statistical rating organizations in one of the two highest short-term rating categories or, in the case of any instrument that is not so rated, of comparable quality as determined by GSAM and confirmed by the Trustees. Also, each Fund must maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and, not purchase any instrument with a remaining maturity of more than thirteen months. However, a Fund may also, consistent with the provisions of the above-mentioned rule, invest in securities with a maturity of more than thirteen months, if (i) the security is a variable or floating security with certain demand and interest rate reset features and
(ii) the security is a First Tier security.

     The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made. In addition, within each Fund, FST Shares, FST Administration Shares, FST Service Shares and FST Preferred Shares will be subject to different expense structures (see "Organization and Capitalization").

                                  REDEMPTIONS

     The Trust may suspend the right of redemption of shares of a Fund and may postpone payment for any period: (i) during which the New York Stock Exchange is closed for regular trading other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the shareholders of the Trust or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of the Fund's shares.

     The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the applicable Fund's portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

                        CALCULATION OF YIELD QUOTATIONS

     Each Fund's yield quotations are calculated by a standard method prescribed by the rules of the SEC. Under this method, the yield quotation is based on a hypothetical account having a balance of exactly one share at the beginning of a seven-day period.

     Yield, effective yield and tax-equivalent yield are calculated separately for each class of shares of a Fund. Each type of share is subject to different fees and expenses and may have differing yields for the same period.

     The yield quotation is computed as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period is determined by dividing the net change in account value by the value of the account at the beginning of the base period. This base period return is then multiplied by 365/7 (366/7 in the event of a leap year) with the resulting yield figure carried to the nearest 100th of 1%. Such yield quotation shall take into account all fees that are charged to a Fund.

     Each Fund also may advertise a quotation of effective yield for a 7-calendar day period. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding 1 to that return, raising the sum to the 365/7 (366/7 in the event of a leap year) power and subtracting one from the result, according to the following formula:

          Effective Yield = [(base period return + 1)/(365/7)/] - 1

          The Funds may also advertise a tax-equivalent yield which is computed by dividing that portion of a Fund's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt.

          Unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, the return for a Fund will fluctuate from time to time and does not provide a basis for determining future returns. Return is a function of portfolio quality, composition, maturity and market conditions as well as of the expenses allocated to each Fund. The return of a Fund may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.

          In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations. Such advertisements and information may also include GSAM's current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other material which highlight or summarize the services provided in support of an asset allocation program.

          From time to time any Fund may publish an indication of its past performance as measured by independent sources such as Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Money, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.

                                TAX INFORMATION

          Each Fund intends to qualify and elects to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

          In order to qualify as a regulated investment company, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or certain other investments (the "90% Test"); (b) derive less than 30% of its annual gross income from the sale or other disposition of stock or securities or certain other investments held less than three months; and

(c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total gross assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of market risk and credit risk associated with any particular interest. Certain payments received with respect to such interests, such as commitment fees and certain facility fees, may not be treated as income qualifying under the 90% test.

          Each Fund, as a regulated investment company, will not be subject to federal income tax on any of its net investment income and net realized capital gains that are distributed to shareholders with respect to any taxable year in accordance with the Code's timing requirements, provided that the Funddistributes at least 90% of its investment company taxable income (generally all of its net taxable income other than "net capital gain," which is the excess of net long-term capital gain over net short-term capital loss) for such year and, in the case of any Fund that earns tax-exempt interest, at least 90% of the excess of the tax-exempt interest it earns over certain disallowed deductions.
A Fund will be subject to federal income tax at regular corporate rates on any investment company taxable income or net capital gain that it does not distribute for a taxable year. In order to avoid a non-deductible 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed in such year and on which the Fund paid no federal income tax.

          Dividends paid by a Fund from taxable net investment income (including income attributable to accrued market discount and a portion of the discount on certain stripped tax-exempt obligations and their coupons) and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income in the hands of shareholders. Such distributions will not qualify for the corporate dividends-received deduction. Dividends paid a Fund from the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders, and also will not qualify for the corporate dividends-received deduction.

A Fund's net realized capital gains for a taxable year are computed by taking into account realized capital losses, including any capital loss carryforward of that Fund.

          Distributions of net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis in each share so received equal to the amount of cash they would have received had they elected to receive cash.

          Each Fund will be required to report to the Internal Revenue Service all taxable distributions, except in the case of certain exempt shareholders. Under the backup withholding provisions of Code Section 3406, all such distributions may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the Fund with their taxpayer identification number and with certain certifications required by the Internal Revenue Service or if the Internal Revenue Service or a broker notifies a Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Funds may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct or that the investor is an exempt recipient. If the withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

          All distributions (including exempt-interest dividends) whether received in shares or cash, must be reported by each shareholder on the shareholder's federal income tax return. The Funds will inform shareholders of the federal income tax status of their distributions after the end of each calendar year. Shareholders who receive exempt-interest dividends and have not held their shares of the applicable Fund for its entire taxable year may have designated as tax-exempt or as a tax preference item a percentage of their distributions which is not exactly equal to a proportionate share of the amount of tax-exempt interest or tax preference income earned during the period of their investment in such Fund. Each shareholder should consult his or her own tax advisor to determine the tax consequences of an investment in a Fund in the shareholder's own state and locality.

          Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

          The foregoing discussion relates solely to U.S. federal income tax law as it applies to U.S. persons (i.e., U.S.

citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on certain distributions from a Fund and, if a current IRS Form W-8 or acceptable substitute is not on file with the Fund, may be subject to backup withholding on certain payments.

STATE AND LOCAL

          The Funds may be subject to state or local taxes in jurisdictions in which the Funds may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of the Trust and its shareholders under such laws may differ from their treatment under Federal income tax laws, and investment in the Funds may have tax consequences for shareholders, different from those of a direct investment in the Funds securities. Shareholders should consult their own tax advisers concerning these matters. For example, in such states or localities it may be appropriate for shareholders to review with their tax advisers the state income and, if applicable, intangibles tax consequences of investments by the Funds in securities issued by the particular state or the U.S. Government or its various agencies or instrumentalities, because many states exempt from personal income tax distributions by regulated investment companies from interest on obligations of the particular state or on direct U.S. Government obligations and/or exempt from intangibles tax the value of the shares of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations.

          This discussion of the tax treatment of the Funds and their shareholders is based on the tax laws in effect as of the date of this Statement of Additional Information.

                        ORGANIZATION AND CAPITALIZATION

          The Trust is a Massachusetts business trust established under the laws of The Commonwealth of Massachusetts by a Declaration of Trust dated December 6, 1978. It is anticipated that each series of the Trust, including the Federal and Treasury Instruments Funds, will be reorganized on April 30, 1997, or as soon thereafter as practicable, into newly established series of a Delaware Business Trust (the "Delaware Trust"). The Trustees of the Trust will also serve as Trustees of the Delaware Trust and the investment objectives, restrictions and policies and fees of the series of the Delaware Trust will be identical to those of the corresponding Fund. The initial shareholder of the Federal and Treasury Instruments Funds has approved the reorganization of such Funds into series of the Delaware Trust. In the event that the shareholders of the other series of the Trust do not approve reorganizations into the Delaware Trust, the Federal and Treasury Instruments Funds may not be reorganized into the Delaware Trust.

          Each shareholder is deemed to have expressly assented and agreed to the terms of the Declaration of Trust and is deemed to be party thereto. The authorized capital of both the Trust and the Delaware Trust consists of an unlimited number of shares of beneficial interest. The Trustees have authority under the Declarations of Trust to create and classify shares of beneficial interest in separate series or funds without further action by shareholders.
The Declarations of Trust further authorize the Trustees to classify or reclassify any series or fund of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of each of the funds: FST Shares, FST Administration Shares, FST Service Shares and FST Preferred Shares.

          Each FST Share, FST Administration Share, FST Service Share and FST Preferred Share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. It is contemplated that most shares will be held in accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the shares or another organization designated by such bank or institution. FST Shares may be purchased for accounts held in the name of an investor or institution that is not compensated by the Trust for services provided to the institution's investors. FST Administration Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange FST Administration Shares. FST Administration Shares of each Fund bear the cost of administration fees at the annual rate of up to .25 of 1% of the average daily net assets of such Shares. FST Service Shares may be purchased for accounts held in the name of an institution that provides certain account administration and shareholder liaison services to its customers, including maintenance of account records, processing orders to purchase, redeem and exchange FST Service Shares, responding to customer inquiries and assisting customers with investment procedures. FST Service Shares bear the cost of service fees at the annual rate of up to .50 of 1% of the average daily net assets of such Shares. FST Preferred Shares may be purchased for accounts held in the names of an institution that provides certain account administration services to its customers, including acting directly or through an agent, as the sole shareholder of record, maintain account records of its customers and processing orders to purchase, redeem and exchange FST Preferred Shares. FST Preferred Shares of a Fund bear the cost of preferred administration fees at an annual rate of up to 0.10% of the average daily net assets of such Shares.

          It is possible that an institution or its affiliate may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares of the same Fund. In the event a Fund is distributed by salespersons or any other persons, they may receive different compensation with respect to different classes of shares of the Fund. FST Administration Shares, FST Service Shares and FST Preferred Shares each have certain exclusive voting rights on matters relating to their respective plans. Shares of each class may be exchanged only for Shares of the same class in another Fund. Except as described above, the four classes of shares are identical. Certain aspects of the Shares may be altered, after advance notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

          Each FST Share, FST Administration Share, FST Service Share and FST Preferred Share of a Fund is entitled to one vote per share; however, separate votes will be taken by each Fund or class (or by more than one Fund of the Trust or the Delaware Trust or class voting as a single class if similarly affected) on matters affecting only that individual Fund or class (or those affected Funds of the Trust or the Delaware Trust or classes) or as otherwise required by law. Fractional shares are entitled to proportionate fractional votes. Shares are freely transferable and have no preemptive, subscription or conversion rights. All shares issued and outstanding are fully paid and nonassessable by the Trust. The Declarations of Trust provide for shareholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Neither the Trust nor the Delaware Trust intend to hold annual or other meetings of shareholders. The shares of the Trust or the Delaware Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing or reelecting such Trustee or successor to such Trustee, and until the election and qualification of such successor, if any, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

SHAREHOLDER AND TRUSTEE LIABILITY

THE TRUST

          The Trust is an entity of the type commonly known as a "Massachusetts business trust," which is the form in which many mutual funds are organized. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is not material.

          The Declaration of Trust provides that the Trustees of the Trust shall not be liable for any action taken by them in good faith, and that they shall be fully protected in relying in good faith upon the records of the Trust and upon reports made to the Trust by persons selected in good faith by the Trustees as qualified to make such reports. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust provides that the Trust will indemnify Trustees and officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their positions with the Trust, unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that, in the case of conduct in their official capacity with the Trust, such conduct was in the best interests of the Trust and, in all other cases, that the conduct was at least not opposed to the best interests of the Trust (and in the case of any criminal proceeding, they had no reasonable cause to believe that the conduct was unlawful). However, nothing in the Declaration of Trust or the By-Laws protects or indemnifies Trustees or officers against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

THE DELAWARE TRUST

Under Delaware law, the shareholders of the Delaware Trust are not generally subject to liability for the debts or obligations of the Delaware Trust. Similarly, Delaware law provides that a Fund will not be liable for the debts or obligations of any other series of the Delaware Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust of the Delaware Trust contains express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust of the Delaware Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust of the Delaware Trust also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders is remote.

          In addition to the requirement under Delaware law, the Declaration of Trust of the Delaware Trust provides that shareholders of a Fund may bring a derivative action on behalf of the Fund only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Fund, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Fund for the expense of any such advisers in the event that the Trustees determine not to bring such action.

          The Declaration of Trust of the Delaware Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                           CUSTODIAN AND SUBCUSTODIAN

          State Street Bank and Trust Company ("State Street") has been retained to act as custodian of the Funds' assets. In that capacity, State Street maintains the accounting records and calculates the daily net asset value per share of the Funds. Its mailing address is P.O. Box 1713, Boston, MA 02105. State Street has appointed The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 as subcustodian to hold cash and certain securities purchased by the Trust.

                            INDEPENDENT ACCOUNTANTS

                              ADMINISTRATION PLAN

     The Trust, on behalf of each Fund, has adopted an administration plan (the "Plan") with respect to the FST Administration Shares which authorizes the Funds to compensate Service Organizations for providing certain account administration services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of each Fund, enters into agreements with Service Organizations which purchase FST Administration Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements, the Service Organizations; (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns FST Administration Shares, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange FST Administration Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, and (e) issue confirmations for transactions in shares by customers. As compensation for such services, the Trust on behalf of each Fund pays each Service Organization an administration fee in an amount up to .25% (on an annualized basis) of the average daily net assets of the FST Administration Shares of each Fund attributable to or held in the name of such Service Organization for its customers.

     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Administration Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in FST Administration Shares. In addition, under some state securities laws, banks and other financial institutions purchasing FST Administration Shares on behalf of their customers may be required to register as dealers.

    The Plan was approved on December 27, 1994 by the Financial Square Trust as the sole shareholder of FST Administration Shares of each Fund. The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plans or the related Service Agreements, most recently voted to approve the Plans and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on April 24, 1996. They will remain in effect until April 30, 1997 and continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. A Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the FST Administration shareholders of the affected Fund, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. A Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding FST Administration Shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding FST Administration Shares of the affected Fund on not more than 60 days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plans will benefit the Funds and holders of FST Administration Shares of such Funds. In the Trustees' quarterly review of the Plans and Service Agreements, they will consider their continued appropriateness and the level of compensation provided therein.

                                  SERVICE PLAN

     The Trust, on behalf of each Fund, has adopted a service plan (the "Plan") with respect to the FST Service Shares which authorizes the Funds to compensate Service Organizations for providing certain account administration and personal and account maintenance services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of each Fund, enters into agreements with Service Organizations which purchase FST Service Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements, the Service Organizations; (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns FST Service Shares, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange FST Service Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, (e) issue confirmations for transactions in shares by customers, (f) provide facilities to answer questions from prospective and existing investors about FST Service Shares, (g) receive and answer investor correspondence, including requests for prospectuses and statements of additional information, (h) display and make prospectuses available on the Service Organization's premises, (i) assist customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization and (j) act as liaison between customers and the Funds, including obtaining information from the Funds, working with the Funds to correct errors and resolve problems and providing statistical and other information to the Funds. As compensation for such services, the Trust on behalf of each Fund pays each Service Organization a service fee in an amount up to .50% (on an annualized basis) of the average daily net assets of the FST Service Shares of each Fund attributable to or held in the name of such Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed
 .25% of such average daily net assets.

     The Trust has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the Investment Company Act. Rule 12b-1, which was adopted by the SEC under the Investment Company Act, regulates the circumstances under which an investment company or series thereof may bear expenses associated with the distribution of its shares. In particular, such an investment company or series thereof cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Plan and described above are not expenses incurred primarily for effecting the distribution of FST Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Plan.

The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although institutions such as national banks are permitted to purchase and sell securities upon the order and for the account of their customers. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and other financial institutions purchasing FST Service Shares on behalf of their customers may be required to register as dealers pursuant to state law. Should future legislative or administrative action or judicial or administrative decisions or interpretations prohibit or restrict the activities of one or more of the Service Organizations in connection with the Funds, such Service Organizations might be required to alter materially or discontinue the services performed under their Service Agreements. If one or more of the Service Organizations were restricted from effecting purchases or sales of FST Service Shares automatically pursuant to pre-authorized instructions, for example, effecting such transactions on a manual basis might affect the size and/or growth of a Fund. Any such alteration or discontinuance of services could require the Board of Trustees to consider changing the Funds' method of operations or providing alternative means of offering FST Service Shares to customers of such Service Organizations, in which case the operation of a Fund, its size and/or its growth might be significantly altered. It is not anticipated, however, that any alteration of the Funds' operations would have any effect on the net asset value per share or result in financial losses to any shareholder.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Service Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in FST Service Shares.

The Plan was approved on December 27, 1994 by Financial Square Trust as the sole shareholder of FST Service Shares of each Fund, other than Plus Fund. The Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, most recently voted to approve the Plan and Service Agreements for each Fund at a meeting called for the purpose of voting on such Plan and Service Agreements on April 24, 1996. The Plan and Service Agreements will remain in effect until April 30, 1997 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above.

The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the FST Service Shareholders of each Fund, and all material amendments of the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding FST Service Shares of each Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding FST Service Shares of each Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. As long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit each Fund and holders of FST Service Shares of such Fund. In the Board of Trustees' quarterly review of the Plan and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                         PREFERRED ADMINISTRATION PLAN

     The Trust, on behalf of each Fund, has adopted a preferred administration plan (the "Plan") with respect to the FST Preferred Shares which authorizes the Funds to compensate Service Organizations for providing certain account administration services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of each Fund, enters into agreements with Service Organizations which purchase FST Preferred Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements, the Service Organizations may; (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns FST Preferred Shares, and (c) process customer orders to purchase, redeem and exchange FST Preferred Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds. As compensation for such services, the Trust on behalf of each Fund pays each Service Organization a service fee in an amount up to .10% (on an annualized basis) of the average daily net assets of the FST Preferred Shares of each Fund attributable to or held in the name of such Service Organization for its customers.

     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Preferred Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in FST Preferred Shares. In addition, under some state securities laws, banks and other financial institutions purchasing FST Preferred Shares on behalf of their customers may be required to register as dealers.

     The Plan was approved on May 1, 1996 by the Financial Square Trust as the sole shareholder of FST Preferred Shares of each Fund. The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, initially voted to approve the Plan and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on April 24, 1996. They will remain in effect until April 30, 1997 and continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. A Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the FST Preferred shareholders of the affected Fund, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. A Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding FST Preferred Shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding FST Preferred Shares of the affected Fund on not more than 60 days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plans will benefit the Funds and holders of FST Preferred Shares of such Funds. In the Trustees' quarterly review of the Plans and Service Agreements, they will consider their continued appropriateness and the level of compensation provided therein.

                                   APPENDIX A
                      DESCRIPTION OF SECURITIES RATINGS/1/


MOODY'S INVESTORS SERVICE, INC.

Bond Ratings
------------

          Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

          Moody's applies numerical modifiers, 1, 2, and 3 in the Aa category. The modifier 1 indicates that the obligation ranks in the higher end of the Aa category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the Aa category.

Short-Term Ratings
------------------

          P-1: Issuers have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will normally be evidenced by many of the following characteristics:

     . Leading market positions in well established industries.

     . High rates of return on funds employed.

     . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     . Well established access to a range of financial markets and assured sources of alternate liquidity.

     P-2: Issuers have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

State and Municipal Obligations
-------------------------------

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. Symbols used will be as follows:

     MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met VMIG-1, and VMIG-2 ratings carry the same definitions as MIG-1, and MIG-2, respectively.

STANDARD & POOR'S RATINGS GROUP

Bond Ratings
------------

     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     PLUS (+) OR MINUS (-): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA category.

Short-Term Ratings
------------------

     A-1: S&P's Commercial Paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. The A-1 designation is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus ( + ) sign designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MUNICIPAL NOTES

     An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

     . Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     . Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3 -- Speculative capacity to pay principal and interest.

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, S&P's note rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").

DUFF & PHELPS, INC.

Bond Ratings
------------

     AAA: Long-term fixed income securities which are rated AAA are judged to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA: Long-term fixed income securities which are rated AA are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     Duff & Phelps applies modifiers, AA+ and AA- in the AA category for long-term fixed income securities. The modifier AA+ indicates that the security ranks in the higher end of the AA category: the modifier AA indicates a mid-range ranking; and the modifier AA- indicates that the issue ranks in the lower end of the AA category.

Short-Term Ratings
------------------

     D-1: Commercial paper and certificates of deposit rated Duff 1 are considered to have a very high certainty of timely payment. Liquidity factors are excellent and are supported by strong fundamental protection factors. Risk factors are minor.

     D-2: Commercial paper and certificates of deposit rated Duff 2 are considered to have a good certainty of timely payment. Liquidity factors and company fundamentals are considered sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good and risk factors are small.

     Duff & Phelps applies a plus and minus rating scale, D-1+ , D-1 and D-1- in the Duff 1 top grade category for commercial paper and certificates of deposit. The rating D-1+ indicates that the security has the highest certainty of timely payment, short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations; the rating D-1 indicates a very high certainty of timely payment, liquidity factors are excellent and risk factors are minimal; and the rating D-1- indicates a high certainty of timely payment, liquidity factors are strong and risk factors are very small.


FITCH INVESTORS SERVICE CORP.

AAA: Bonds which are rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay its obligations, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds which are rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Fitch applies plus (" + ") and minus (" - ") modifiers in the AA category to indicate the relative position of a credit within the rating category.

Eligible Fitch ratings for short-term debt obligations payable on demand or with original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes may be rated F-1 or F-2.

     F-1: Short-term debt obligations rated F-1 are considered to be of very strong credit quality. Those issues determined to possess exceptionally strong credit quality and having the strongest degree of assurance for timely payment will be denoted with a plus ("+") sign designation.

     F-2: Short-term debt obligations rated F-2 are considered to be of good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

IBCA LIMITED AND IBCA INC.

     A1: Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus ("+") sign is added to those issues determined to possess the highest capacity for timely payment.

     A2: Short-term obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

THOMSON BANKWATCH, INC.

     AAA: The highest category; indicates a superior ability to repay principal and interest on a timely basis.

     AA: The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

Ratings in the AA Long-Term Debt category may include a plus (+) or minus (-) designation which indicates where within the respective category the issue is placed.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal and interest.

     TBW-1: The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

     TBW-2: The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".


1. The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Funds' taxable year end.

                          PART C.   OTHER INFORMATION


ITEM 24   FINANCIAL STATEMENTS AND EXHIBITS.
          ---------------------------------

(a)  Financial Statements --

Not Applicable

All other financial statements, schedules and historical financial information have been omitted as the subject matter is not required, not present, or not present in amounts sufficient to require submission.

(b)  Exhibits

The following exhibits are incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form S-5 (Reference
A), to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form S-5 (Reference B), to Registrant's Proxy Statement dated May 6, 1981 (Reference C), to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1 (Reference D), to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1 (Reference E), to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1 (Reference
F), to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1 (Reference G), to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1 (Reference H), to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (Reference I), to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (Reference J), to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (Reference K), to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (Reference L), to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Reference M), to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Reference N), to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (Reference O), to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (Reference P), to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (Reference Q), to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Reference R), to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (Reference S), Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (Reference T), Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (Reference U), Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (Reference
V), Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A

(Reference W), Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (Reference X), Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (Reference Y), Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (Reference
Z) and Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (Reference AA).

1(a).     Agreement and Declaration of Trust (Reference A).

1(b).     Form of Amendment to Agreement and Declaration of Trust (Reference D).

1(c).     Form of Amendment to Agreement and Declaration of Trust (Reference F).

1(d). Form of Amendment to Agreement and Declaration of Trust regarding the Money Market Portfolio (Reference M).

1(e). Form of Amendment to Agreement and Declaration of Trust regarding the Federal Portfolio (Reference P).

1(f). Form of Amendment to Agreement and Declaration of Trust regarding Tax-Exempt Diversified Portfolio and Tax-Exempt California Portfolio (Reference Q).

1(g). Form of Amendment to Agreement and Declaration of Trust regarding Treasury Instruments, Tax-Exempt New Jersey and Tax-Exempt New York Portfolios (Reference S).

1(h). Amendment to Agreement and Declaration of Trust regarding Financial Square Prime Obligations, Financial Square Treasury Obligations, Financial Square Government, Financial Square Tax-Free Money Market, Financial Square Money Market, Financial Square Municipal Money Market and Financial Square Federal Funds (Reference Y).

1(i)      Amendment to Agreement and Declaration of Trust regarding
          Financial Square Money Market Plus Fund     (Reference AA).

2(a).     By-Laws, filed as Exhibit 1(b) (Reference A).

2(b).     Amendment to Section 3.5 of By-Laws (Reference E).

2(c).     Amendment to Section 6.3 of By-Laws dated September 1, 1983 (Reference
          H).

2(d).     Amendment to Section 2.4 of By-Laws (Reference J).

2(e).     Amendment to Section 3.7 of the By-Laws (Reference K).

  4(a). Specimen certificates for the Prime Obligations Units and Government Units filed as Exhibit 2 (Reference B).

4(b).     Specimen certificate for the Treasury Obligations Units (Reference F)

4(c) Specimen certificate for Goldman Sachs--Institutional Liquid Assets (Reference U)

5(b). Form of Advisory Agreement between Registrant and Goldman, Sachs & Co., filed as Exhibit A (Reference C).

5(c). Form of consent pursuant to paragraph 1 of the Advisory Agreement between Registrant and Goldman, Sachs & Co. regarding the Treasury Obligations Portfolio (Reference F).

5(d). Consent dated June 20, 1987 to change in duties under the Advisory Agreement and Distribution Agreement between Registrant and Goldman, Sachs & Co. (Reference M).

5(e). Form of consent pursuant to paragraph 1 of each of the Advisory Agreement and Distribution Agreement between Registrant and Goldman, Sachs & Co. regarding the Money Market Portfolio (Reference M).

5(f). Form of consent pursuant to paragraph 1 of each of the Advisory Agreement and Distribution Agreement between Registrant and Goldman, Sachs & Co. regarding the Federal Portfolio (Reference P).

5(g). Form of consent pursuant to paragraph 1 of each Advisory Agreement and Distribution Agreement between Registrant and Goldman, Sachs & Co. regarding the Tax-Exempt Diversified and Tax-Exempt California Portfolios (formerly series of Goldman Sachs--Institutional Tax-Exempt Assets). (Reference R).

5(h). Advisory Agreement between Registrant and Goldman, Sachs & Co. (Reference S).

5(i). Form of consent pursuant to paragraph 1 of each Advisory Agreement and Distribution Agreement regarding Treasury Instruments, Tax-Exempt New Jersey and Tax-Exempt New York Portfolio (Reference S).

5(j). Investment Advisory Agreement between the Registrant on behalf of the Financial Square Prime Obligations Fund and Goldman Sachs Asset Management (Reference Y).

5(k). Investment Advisory Agreement on behalf of the Financial Square Treasury Obligations Fund and Goldman Sachs Asset Management (Reference Y).

5(l). Investment Advisory Agreement between the Registrant on behalf of the Financial Square Government Fund and Goldman Sachs Asset Management (Reference Y).

5(m). Investment Advisory Agreement between the Registrant on behalf of Financial Square Money Market Fund and Goldman Sachs Asset Management (Reference Y).

5(n). Investment Advisory Agreement between the Registrant on behalf of the Financial Square Tax-Free Money Market Fund and Goldman Sachs Asset Management (Reference Y).

5(o). Form of Investment Advisory Agreement between the Registrant on behalf of the Financial Square Municipal Money Market Fund and Goldman Sachs Asset Management (Reference X).

5(p). Investment Advisory Agreement between the Registrant on behalf of the Financial Square Federal Fund and Goldman Sachs Asset Management (Reference Y).

5(q). Investment Advisory Agreement between the Registrant on behalf of the Financial Square Money Market Plus Fund and Goldman Sachs Asset Management (Reference AA).

6(b). Form of Distribution Agreement between Registrant and Goldman, Sachs & Co., filed as Exhibit B (Reference C).

6(c). Distribution Agreement between Registrant and Goldman, Sachs & Co. (Reference S).

6(d).     Distribution Agreement between Registrant and Goldman,     Sachs & Co.
          (Reference Y).

8(a). Custodian Agreement between Registrant and State Street Bank and Trust Company, filed as Exhibit 1(e) (Reference B).

8(b). Letter-agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company pertaining to the fees payable by Registrant pursuant to the Custodian Agreement, filed as Exhibit 8(c) (Reference E).

8(c). Amendment dated May 28, 1981 to the Custodian Agreement referred to above as Exhibit 8(a) (Reference F).

8(d). Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company pertaining to a change in wire charges under the Custodian Agreement, filed as Exhibit 8(f) (Reference I).

8(e). Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company pertaining to the creation of a joint repurchase agreement account, filed as Exhibit 8(g) (Reference I).

8(f). Letter Agreement dated March 28, 1983 between Registrant and State Street Bank and Trust Company pertaining to the latter's designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters, filed as Exhibit 8(d) (Reference F).

8(g). Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company authorizing State Street Bank and Trust Company to permit redemption of units by check, filed as Exhibit 8(h) (Reference J).

8(h). Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company pertaining to transfers of funds on deposit with State Street Bank and Trust Company, filed as Exhibit 8(i) (Reference J).

8(i). Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company amending the Custodian Agreement (Reference J).

8(j). Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company pertaining to a change in wire charges (Reference K).

8(k). Wiring Agreement dated June 20, 1987 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company (Reference M).

8(l). Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company amending the Custodian Agreement (Reference M).

8(m). Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company (Reference M).

8(n). Letter Agreement dated May 1, 1988 between Registrant and State Street Bank and Trust Company amending the Custodian Agreement (Reference N).

8(p). Form of Letter Agreement between Registrant and State Street Bank and Trust Company pertaining to the latter's designation of Security Pacific National Bank as its sub-custodian and certain other matters (Reference O).

8(q). Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company (Reference O).

8(r). Amendment dated September 15, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company (Reference O).

9. Administration Agreement between the Registrant and Goldman Sachs Asset Management (Reference Y).
15(a).    Administration Plan Agreement (Reference Y).

15(b).    Service Plan (Reference Y).

15(c).    Form of Preferred Administration Plan (Reference Z).

15(d).    Preferred Administration Plan Agreement (Reference AA).

16.       Schedule for Computation of Performance Data (Reference V).

17(a). Powers of Attorney from Paul C. Nagel, Jr., Robert A. Friedman, and Jackson W. Smart (Reference K).

17(b).    Powers Of Attorney from James P. Gorter, Robert P. Mayo, and Stephen
          H. Hopkins each dated January 24, 1989 (Reference O).

17(c). Form of Transfer Agency Agreement dated May 1, 1988 between Registrant and Goldman, Sachs & Co. and schedule of fees pertaining thereto (Reference N).

17(d). Power of Attorney from Messrs. Wells, Nagel, Springer, Strubel, Mayo, Smart, Bakhru, Corzine, Hopkins, Gilman and Shuch dated February 11, 1992 (Reference T).

17(e).    Power of Attorney from Messr. Surloff dated January 25, 1994
          (Reference W).

The following exhibits are filed herewith electronically pursuant to EDGAR rules:


1(j).     Agreement and Declaration of Trust regarding Financial
          Square Treasury Instruments and Financial Square Federal Funds.

5(r). Form of Investment Advisory Agreement between the Registrant on behalf of the Financial Square Treasury Instruments and Financial Square Federal Funds and Goldman Sachs Asset Management.

17(f) Form of Transfer Agency Agreement between Registrant and Goldman, Sachs & Co.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          -------------------------------------------------------------

Not Applicable.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES (AS OF OCTOBER 31, 1996)
          --------------------------------------------------------

                  NUMBER OF
                TITLE OF CLASS                  RECORD HOLDERS
----------------------------------------------  --------------

Treasury Obligations Portfolio
ILA Units                                                 2066
ILA Administration Units                                   297
ILA Service Units                                           27
Treasury Instruments Portfolio
ILA Units                                                 1057
ILA Administration Units                                   189
ILA Service Units                                           27
Federal Portfolio
ILA Units                                                 4277
ILA Administration Units                                  1299
ILA Service Units                                          255
Government Portfolio
ILA Units                                                 3812
ILA Administration Units                                   376
ILA Service Units                                           36
Prime Obligations Portfolio
ILA Units                                                 2945
ILA Administration Units                                   252
ILA Service Units                                           77
ILA Class B Units                                            0
Money Market Portfolio
ILA Units                                                 2669
ILA Administration Units                                  1036
ILA Service Units                                           15
Tax-Exempt Diversified Portfolio
ILA Units                                                 3907
ILA Administration Units                                   161
ILA Service Units                                           59
Tax-Exempt California Portfolio
ILA Units                                                 1698
ILA Administration Units                                    19
ILA Service Units                                            6
Tax-Exempt New York Portfolio
ILA Units                                                  347
ILA Administration Units                                   101
ILA Service Units                                            5
Financial Square Treasury Obligations Fund
FST Shares                                                 679
FST Administration Shares                                  340
FST Service Shares                                        1029



FST Preferred Shares                                        15
Financial Square Prime Obligations Fund
FST Shares                                                1399
FST Administration Shares                                  176
FST Service Shares                                         739
FST Preferred Shares                                         8
Financial Square Government Fund
FST Shares                                                 604
FST Administration Shares                                  234
FST Service Shares                                         105
FST Preferred Shares                                         9
Financial Square Money Market Fund
FST Shares                                                 802
FST Administration Shares                                  345
FST Service Shares                                         121
FST Preferred Shares                                        12
Financial Square Tax-Free Money Market Fund
FST Shares                                                 355
FST Administration Shares                                   89
FST Service Shares                                         117
FST Preferred Shares                                        11
Financial Square Municipal Money Market Fund
FST Shares                                                   0
FST Administration Shares                                    0
FST Service Shares                                           0
Financial Square Money Market Plus Fund
FST Shares                                                   0
FST Administration Shares                                    0
FST Service Shares                                           0
FST Preferred Shares                                         0

ITEM 27. INDEMNIFICATION.
         ---------------

Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of the Registrant's trustees and officers under certain circumstances. A copy of such Agreement and Declaration of Trust was filed with the Commission as Exhibit 1(a) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form S-5.

Paragraph 7 of the Advisory Agreement between the Registrant on behalf of all Portfolios other than the Financial Square Funds, and Goldman, Sachs & Co. provides for indemnification of Goldman, Sachs & Co. by the Registrant under certain circumstances. A copy of such Agreement was filed with the Commission as
Exhibit 5(h) to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A.

Section 7 of the Transfer Agency Agreement between Registrant on behalf of all Portfolios other than the Financial Square Funds, and Goldman, Sachs & Co. provides for indemnification of Goldman, Sachs & Co. by the Registrant under certain circumstances. A copy of such Agreement was filed as Exhibit 17(j) to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A.

Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Trust, Financial Square Trust, Goldman Sachs Equity Portfolios, Inc., Paragon Portfolio, Trust for Credit Unions, The Benchmark Funds and Goldman, Sachs & Co., insure such persons and their respective trustees, partners, officers and employees, subject to the policies' coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission misstatement, misleading statement, neglect or breach of duty.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.
          ----------------------------------------------------

The business and other connections of the officers and general partners who have direct responsibility for the asset management division of Goldman, Sachs & Co. are listed on the Uniform Application for Investment Adviser Registration ("Form ADV") of Goldman, Sachs & Co. (No. 801-16048), Goldman Sachs Funds Management, L.P. (No. 801-37591), and Goldman Sachs Assets Management International (No. 801-38157) as applicable. These Form ADVs, the texts of which are hereby incorporated by reference, are currently on file with the Commission.

ITEM 29.  PRINCIPAL UNDERWRITERS.
          ----------------------

(a) Goldman, Sachs & Co. or an affiliate of a division thereof currently serves as investment adviser to and distributor of the units or shares of Goldman Sachs Money Market Trust, Goldman Sachs Equity Portfolios, Inc., Goldman Sachs Trust and Trust for Credit Unions. Goldman, Sachs & Co., or a division thereof currently serves as administrator to and distributor of the units or shares of The Benchmark Funds and The Commerce Funds.

(b) Set forth below is certain information pertaining to the general partners of Goldman, Sachs & Co., Registrant's principal underwriter. Each of the following persons is a general partner of Goldman, Sachs & Co. and, except for Mr. Ford does not hold a position with Registrant. Mr. Ford is a Trustee of Registrant.

                         GOLDMAN SACHS GENERAL PARTNERS


     Name and Principal                        Name and Principal
     Business Address                          Business Address
     ----------------                          ----------------

     Jon S. Corzine, Chairman (1)(2)           Frank L. Coulson, Jr. (2)
     Henry M. Paulson, Jr., Chairman (1)(2)    Connie Duckworth (8)
     Roy J. Zuckerberg (5)                     Richard A. Friedman (2)
     David M. Silfen (5)                       Alan R. Gillespie (7)
     Richard M. Hayden (7)                     Joseph H. Gleberman (2)
     Robert J. Hurst (2)                       Jacob D. Goldfield (2)
     Howard C. Katz (2)                        Steven M. Heller (2)
     Peter K. Barker (9)                       Ann F. Kaplan (2)
     Eric S. Dobkin (5)                        Robert S. Kaplan (2)
     Willard J. Overlock, Jr. (2)              Peter D. Kiernan, III (2)
     Jonathan L. Cohen (2)                     John P. McNulty (5)
     Frederic B. Garonzik (7)                  T. Willem Mesdag (14)
     Kevin W. Kennedy (2)                      Gaetano J. Muzio (11)
     William C. Landreth (8)                   Robin Neustein (2)
     Daniel M. Neidich (2)                     Timothy J. O'Neill (2)
     Edward Spiegel (5)                        Scott M. Pinkus (2)
     Robert F. Cummings, Jr. (2)               John J. Powers (2)
     Angelo De Caro (2)                        Stephen D. Quinn (2)
     Steven G. Einhorn (5)                     Arthur J. Reimers, III (7)
     David B. Ford (2)                         James P. Riley, Jr. (2)
     David M. Leuschen (2)                     Richard A. Sapp (7)
     Michael R. Lynch (2)                      Donald F. Textor (5)
     Michael D. McCarthy (2)                   Thomas B. Walker, III (2)
     Donald C. Opatrny, Jr. (2)                Patrick J. Ward (7)
     Thomas E. Tuft (5)                        Jeffrey M. Weingarten (7)
     Robert J. Katz (1)(2)                     Jon Winkelried (2)
     Michael P. Mortara (2)                    Richard E. Witten (2)
     Lloyd C. Blankfein (2)                    Gregory K. Palm (2)(7)
     John P. Curtin, Jr. (2)                   Carlos A. Cordeiro (7)
     Gavyn Davies (7)                          John O. Downing (5)
     Dexter D. Earle (5)                       Mark Evans (13)
     John Ehara (10)                           Michael D. Fascitelli (2)
     J. Christopher Flowers (2)                Sylvain M. Hefes (7)
     Gary Gensler (2)                          Reuben Jeffrey, III (7)
     Charles T. Harris, III (2)                Lawrence H. Linden (2)
     Thomas J. Healey (2)                      Jun Makihara (10)
     Stephen Hendel (2)                        Masanori Mochida (10)
     Robert E. Higgins (2)                     Robert B. Morris III (11)(7)
     Ernest S. Liu (5)                         Philip D. Murphy (14)
     Eff W. Martin (11)                        Suzanne M. Nora Johnson (9)
     Charles B. Mayer, Jr. (2)                 Terence M. O'Toole (2)
     Michael J. O'Brien (7)                    Carl G.E. Palmstierna (7)
     Mark Schwartz (2)                         Michael G. Rantz (7)
     Stephen M. Semlitz (2)                    J. David Rogers (5)
     Robert K. Steel (5)                       Joseph Sassoon (7)
     John A. Thain (2)(7)                      Peter Savitz (7)(2)
     John L. Thornton (7)                      Charles B. Seelig, Jr. (2)
     Bracebridge H. Young, Jr. (7)             Ralph F. Severson (11)
     Joseph R. Zimmel (2)                      Gene T. Sykes (9)
     Barry L. Zubrow (2)                       Gary A. Syman (10)
     Gary L. Zwerling (2)                      Leslie C. Tortora (2)
     Jon R. Aisbitt (7)                        John L. Townsend, III (2)
     Andrew M. Alper (2)                       Lee G. Vance (7)
     William J. Buckley (5)                    David A. Viniar (2)
                                               John S. Weinberg (2)

     Name and Principal                        Name and Principal
     Business Address                          Business Address
     ----------------                          ----------------
     Peter A. Weinberg (2)                     Danny O. Yee (13)
     Laurence M. Weiss (2)                     Michael J. Zamkow (2)
     George W. Wellde, Jr. (10)                Mark A. Zurack (5)
     Jaime E. Yordan (2)(16)                   Jim O'Neill (2)
     Sharmin Mossavar-Rahmani (5)              Peter D. Sutherland (7)
     Hideo Ishihara (10)
     Paul M. Achleitner (14)                   ______________________
     Armen A. Avanessians (2)
     Joel S. Beckman (2)
     David W. Blood (7)
     Zachariah Cobrinik (10)
     Gary D. Cohn (7)
     Christopher A. Cole (2)
     Henry Cornell (13)
     Robert V. Delaney (2)
     Joseph Della Rosa (5)
     J. Michael Evans (7)
     Lawton W. Fitt (5)
     Joseph D. Gatto (2)
     Peter C. Gerhard (2)
     Nomi P. Ghez (5)
     David T. Hamamoto (2)
     Walter H. Haydock (2)(15)
     David L. Henle (5)
     Francis J. Ingrassia (2)
     Scott B. Kapnick (7)
     Kevin M. Kelly (2)
     John C. Kleinert (2)
     Jonathan L. Kolatch (2)
     Peter S. Kraus (2)
     Robert Litterman (2)
     Jonathan M. Lopatin (2)
     Thomas J. Macirowski (2)
     Peter G. Mallinson (13)
     Oki Matsumoto (10)
     E. Scott Mead (7)
     Eric M. Mindich (5)
     Steven T. Mnuchin (2)
     Thomas K. Montag (2)
     Edward A. Mule (2)
     Kipp M. Nelson (7)
     Christopher K. Norton (2)
     Robert J. O'Shea (2)
     Wiet H. Pot (7)
     Jack L. Salzman (5)
     Eric S. Schwartz (5)
     Michael F. Schwerin (2)
     Richard S. Sharp (7)
     Richard G. Sherlund (5)
     Michael S. Sherwood (7)
     Cody J. Smith (2)
     Daniel W. Stanton (5)
     Esta E. Stecher (2)
     Frederic E. Steck (2)
     Byron D. Trott (8)
     Barry S. Volpert (2)
     Peter S. Wheeler (13)
     Anthony G. Williams (7)
     Gary W. Williams (5)
     Tracy R. Wolstencroft (4)

(1)  Management Committee
(2)  85 Broad Street, New York, NY  10004
(3)  Mellon Bank Center, 1735 Market Street, 26th Floor,
     Philadelphia, PA 19103
(4)  100 Crescent Court, Suite 1000, Dallas, TX 75201
(5)  One New York Plaza, New York, NY 10004
(6)  1000 Louisiana Street, Suite 550, Houston, TX 77002
(7)  Peterborough Court, 133 Fleet Street, London EC4A 2BB,
     England
(8)  4900 Sears Tower, Chicago, IL 60606
(9)  333 South Grand Avenue, Suite 1900, Los Angeles, CA 90071
(10) ARK Mori Bldg.,10th Floor, 12-32 Akasaka, 1-chome, Minato-
     ku, Tokyo 107, Japan
(11) 555 California Street, 45th Floor, San Francisco, CA 94104
(12) Exchange Place, 53 State Street, 13th Floor, Boston, MA
     02109
(13) Asia Pacific Finance Tower, 35th Floor, Citibank Plaza, 3
     Garden Road, Hong Kong
(14) Finanz GmbH, MesseTurm, 60308 Frankfurt am Main, Germany
(15) Munsterhof 4, 8022, Zurich, Switzerland
(16) Casa de Bolsa, S.A. de C.V. Av. de las Palmas 405, Piso 18. Lomas de Chapultepec Mexico 11000, D.F.

 (c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.
         --------------------------------

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and the rules thereunder will be maintained (1) at the offices of the Registrant at 4900 Sears Tower, Chicago, Illinois 60606 and (2) at the offices of the Registrant's Custodian,
                        ---
State Street Bank and Trust Company, at 225 Franklin Street, Boston, MA 02110.

ITEM 31. MANAGEMENT SERVICES.
         -------------------

     Not Applicable.

ITEM 32. UNDERTAKINGS.
         ------------

(a) Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940, as amended, which relates to the assistance to be rendered to shareholders by the Directors of the Registrant in calling a meeting of shareholders for the purpose of voting upon the question of the removal of a Director.

(b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Post-Effective Amendment.

(c) The Annual Report also contains performance information and is available to any recipient of the Prospectus upon request and without charge by writing to Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 57 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 6th day of December, 1996.

                              GOLDMAN SACHS MONEY MARKET TRUST


                                      By:/s/Michael J. Richman
                                      --------------------------
                                      Michael J. Richman, Secretary

Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.


Name                        Title          Date
                                           ----


*DOUGLAS C. GRIP          President  December 6, 1996
------------------------
Douglas C. Grip

*SCOTT M. GILMAN          Treasurer  December 6, 1996
------------------------
Scott M. Gilman

*ASHOK N. BAKHRU          Trustee    December 6, 1996
------------------------
Ashok N. Bakhru

*DAVID B. FORD            Trustee    December 6, 1996
------------------------
David B. Ford

*JACKSON W. SMART, JR.    Trustee    December 6, 1996
------------------------
Jackson W. Smart, Jr.

*WILLIAM H. SPRINGER      Trustee    December 6, 1996
------------------------
William H. Springer

*RICHARD P. STRUBEL       Trustee    December 6, 1996
------------------------
Richard P. Strubel

By:/s/Michael J. Richman
   -----------------------
       Michael J. Richman
      * Attorney-in-fact

                               Index to Exhibits



1(j). Agreement and Declaration of Trust regarding Financial Square Treasury Instruments and Financial Square Federal Funds.

5(r). Form of Investment Advisory Agreement between the Registrant on behalf of the Financial Square Treasury Instruments and Financial Square Federal Funds and Goldman Sachs Asset Management.

17(f) Form of Transfer Agency Agreement between Registrant and Goldman, Sachs & Co.